Schedule of Investments(a)
March 31, 2026
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–45.92%
Advertising–0.20%
Lamar Media Corp., 5.38%, 11/01/2033(b)	$148,000	$144,982
Omnicom Group, Inc.,
4.20%, 03/02/2029	28,000	27,708
5.00%, 06/02/2033	50,000	48,854
5.30%, 06/02/2036	110,000	106,360
		327,904
Aerospace & Defense–1.08%
Boeing Co. (The),
6.26%, 05/01/2027	3,000	3,053
6.30%, 05/01/2029	2,000	2,100
6.39%, 05/01/2031	3,000	3,200
Honeywell Aerospace, Inc.,
3.90%, 03/16/2028(b)	307,000	304,852
4.00%, 03/16/2029(b)	122,000	120,892
4.30%, 03/16/2031(b)	60,000	59,371
4.60%, 03/16/2033(b)	71,000	70,206
4.95%, 03/16/2036(b)	299,000	296,784
5.73%, 03/16/2056(b)	381,000	376,867
Howmet Aerospace, Inc.,
3.75%, 03/03/2028	47,000	46,476
3.90%, 04/15/2029	13,000	12,819
4.85%, 10/15/2031	2,000	2,024
4.55%, 11/15/2032	24,000	23,699
4.75%, 04/15/2036	39,000	37,932
Huntington Ingalls Industries, Inc., 5.35%, 01/15/2030	4,000	4,079
L3Harris Technologies, Inc., 5.40%, 07/31/2033	1,000	1,026
Lockheed Martin Corp.,
4.15%, 08/15/2028	2,000	2,002
4.50%, 02/15/2029	3,000	3,026
4.40%, 08/15/2030	3,000	3,003
RTX Corp.,
5.75%, 01/15/2029	2,000	2,075
6.00%, 03/15/2031	3,000	3,190
5.15%, 02/27/2033	2,000	2,041
TransDigm, Inc.,
6.75%, 08/15/2028(b)	31,000	31,415
6.38%, 03/01/2029(b)	208,000	212,142
6.38%, 05/31/2033(b)	152,000	151,310
		1,775,584
Agricultural & Farm Machinery–0.23%
AGCO Corp., 5.45%, 03/21/2027	2,000	2,014
CNH Industrial Capital LLC, 4.75%, 03/21/2028	4,000	4,019
Deere Funding Canada Corp., 4.15%, 10/09/2030	5,000	4,939
Imperial Brands Finance PLC (United Kingdom), 5.63%, 07/01/2035(b)	200,000	201,771
Principal Amount		Value
Agricultural & Farm Machinery–(continued)
John Deere Capital Corp.,
Series I, 3.90%, 03/09/2029	$78,000	$77,516
4.20%, 03/10/2031	81,000	80,259
4.38%, 10/15/2030	5,000	4,995
5.10%, 04/11/2034	1,000	1,019
		376,532
Agricultural Products & Services–0.01%
Bunge Ltd. Finance Corp.,
4.55%, 08/04/2030	5,000	4,979
5.15%, 08/04/2035	1,000	996
Cargill, Inc.,
4.13%, 10/23/2030(b)	3,000	2,957
5.38%, 10/23/2055(b)	2,611	2,467
		11,399
Air Freight & Logistics–0.00%
GXO Logistics, Inc., 6.25%, 05/06/2029	2,000	2,075
United Parcel Service, Inc.,
4.65%, 10/15/2030	2,000	2,030
5.25%, 05/14/2035	1,000	1,023
		5,128
Apparel, Accessories & Luxury Goods–0.00%
Gildan Activewear, Inc. (Canada), 4.70%, 10/07/2030(b)	5,000	4,949
Application Software–0.68%
Black Pearl Compute LLC, 6.13%, 02/15/2031(b)	138,000	140,628
Roper Technologies, Inc.,
4.25%, 09/15/2028	3,000	2,981
4.50%, 10/15/2029	4,000	3,978
4.45%, 09/15/2030	4,000	3,941
4.75%, 02/15/2032	3,000	2,966
5.10%, 09/15/2035	1,000	973
Salesforce, Inc.,
4.90%, 09/15/2031	446,000	445,474
5.55%, 03/15/2036	372,000	370,983
6.40%, 03/15/2046	128,000	128,966
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	19,000	19,027
		1,119,917
Asset Management & Custody Banks–0.03%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	1,000	994
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	3,000	3,102
5.15%, 05/15/2033	1,000	1,018
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Asset Management & Custody Banks–(continued)
Bank of New York Mellon Corp. (The),
4.35% (SOFR + 0.68%), 06/09/2028(c)	$3,000	$3,006
4.89%, 07/21/2028(d)	2,000	2,016
4.98%, 03/14/2030(d)	1,000	1,017
5.06%, 07/22/2032(d)	2,000	2,039
5.83%, 10/25/2033(d)	2,000	2,121
Series J, 4.97%, 04/26/2034(d)	1,000	1,003
Series I, 3.75%(d)(e)	1,000	978
Citadel L.P.,
6.00%, 01/23/2030(b)	4,000	4,123
6.38%, 01/23/2032(b)	2,000	2,074
Northern Trust Corp.,
4.15%, 11/19/2030	5,000	4,957
6.13%, 11/02/2032	2,000	2,134
5.12%, 11/19/2040(d)	1,000	974
State Street Corp., 6.12%, 11/21/2034(d)	1,000	1,057
Voya Global Funding, 4.60%, 11/24/2030(b)	15,000	14,792
		47,405
Automobile Manufacturers–2.86%
Daimler Truck Finance North America LLC (Germany),
4.65%, 10/12/2030(b)	150,000	149,100
5.00%, 10/12/2032(b)	425,000	421,543
5.63%, 01/13/2035(b)	116,000	117,831
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	242,000	242,578
7.35%, 11/04/2027	209,000	215,773
5.92%, 03/20/2028	200,000	202,611
6.80%, 05/12/2028	339,000	349,285
6.80%, 11/07/2028	200,000	207,083
7.20%, 06/10/2030	49,000	51,646
5.42%, 04/09/2031	238,000	233,799
Hyundai Capital America,
4.88%, 06/23/2027(b)	2,000	2,009
5.00%, 01/07/2028(b)	1,000	1,007
5.60%, 03/30/2028(b)	2,000	2,038
4.60%, 04/06/2028(b)	404,000	403,997
5.35%, 03/19/2029(b)	3,000	3,056
4.75%, 04/06/2029(b)	249,000	249,143
5.30%, 01/08/2030(b)	1,000	1,015
5.80%, 04/01/2030(b)	1,000	1,034
5.00%, 04/07/2031(b)	189,000	189,244
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	201,000	203,648
Mercedes-Benz Finance North America LLC (Germany),
4.13%, 03/10/2028(b)	262,000	260,910
5.10%, 08/03/2028(b)	256,000	259,993
4.85%, 01/11/2029(b)	145,000	146,305
PACCAR Financial Corp.,
Series R, 3.90%, 02/05/2029	68,000	67,499
4.00%, 09/26/2029	2,000	1,988
Principal Amount		Value
Automobile Manufacturers–(continued)
Toyota Motor Credit Corp.,
Series B, 4.05%, 03/13/2029	$157,000	$156,099
4.60%, 03/11/2033	106,000	104,394
4.55%, 08/09/2029	2,000	2,013
5.10%, 03/21/2031	1,000	1,023
Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029(b)	200,000	202,438
5.60%, 03/22/2034(b)	236,000	235,769
		4,685,871
Automotive Parts & Equipment–0.54%
American Axle & Manufacturing, Inc.,
6.38%, 10/15/2032(b)	56,000	55,471
7.75%, 10/15/2033(b)	18,000	17,534
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	44,000	45,021
ERAC USA Finance LLC,
5.00%, 02/15/2029(b)	3,000	3,049
4.90%, 05/01/2033(b)	2,000	2,005
Magna International, Inc. (Canada), 5.88%, 06/01/2035	1,000	1,036
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	150,000	152,236
7.13%, 04/14/2030(b)	85,000	83,872
6.75%, 04/23/2030(b)	86,000	83,255
7.50%, 03/24/2031(b)	256,000	251,671
6.88%, 04/23/2032(b)	203,000	193,060
		888,210
Automotive Retail–0.62%
Advance Auto Parts, Inc.,
7.00%, 08/01/2030(b)	43,000	43,590
7.38%, 08/01/2033(b)	64,000	64,874
AutoZone, Inc., 5.20%, 08/01/2033	1,000	1,013
BMW US Capital LLC (Germany),
4.40%, 03/19/2029(b)	356,000	355,403
4.50%, 08/11/2030(b)	4,000	3,956
4.65%, 03/19/2031(b)	242,000	240,334
5.00%, 03/19/2033(b)	134,000	132,513
Lithia Motors, Inc., 5.50%, 10/01/2030(b)	180,000	176,483
		1,018,166
Biotechnology–0.00%
AbbVie, Inc., 4.80%, 03/15/2029	3,000	3,049
Amgen, Inc., 5.15%, 03/02/2028	3,000	3,045
Gilead Sciences, Inc., 5.25%, 10/15/2033	1,000	1,035
		7,129
Brewers–0.06%
Maple Parent Holdings Corp., 4.75%, 03/26/2029(b)	90,000	90,006
Broadcasting–0.22%
Nexstar Media, Inc.,
6.50%, 09/15/2033(b)	260,000	262,138
7.25%, 04/15/2034(b)	103,000	103,416
		365,554
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Broadline Retail–0.84%
Amazon.com, Inc.,
4.25%, 03/13/2031(f)	$297,000	$294,878
4.88%, 03/13/2036	464,000	459,951
5.65%, 03/13/2046	289,000	288,171
5.80%, 03/13/2056	334,000	333,967
		1,376,967
Building Products–0.01%
CRH America Finance, Inc., 4.40%, 02/09/2031	6,000	5,916
Lennox International, Inc., 5.50%, 09/15/2028	2,000	2,038
		7,954
Cable & Satellite–0.03%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 09/01/2029(b)	31,000	31,115
7.38%, 03/01/2031(b)	9,000	9,167
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.85%, 12/01/2035	1,000	984
		41,266
Cargo Ground Transportation–0.05%
Fedex Freight Holding Co., Inc.,
4.30%, 03/15/2029(b)	13,000	12,847
4.65%, 03/15/2031(b)	19,000	18,683
4.95%, 03/15/2033(b)	6,000	5,854
5.25%, 03/15/2036(b)	14,000	13,550
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	3,000	3,003
5.35%, 01/12/2027(b)	2,000	2,011
5.70%, 02/01/2028(b)	3,000	3,048
5.55%, 05/01/2028(b)	1,000	1,017
6.05%, 08/01/2028(b)	1,000	1,029
5.25%, 02/01/2030(b)	3,000	3,046
4.55%, 01/15/2031(b)	18,000	17,819
Ryder System, Inc., 4.90%, 12/01/2029	2,000	2,024
		83,931
Commercial & Residential Mortgage Finance–0.15%
Aviation Capital Group LLC,
6.25%, 04/15/2028(b)	2,000	2,057
6.75%, 10/25/2028(b)	3,000	3,142
4.25%, 04/30/2029(b)	8,000	7,886
4.80%, 10/24/2030(b)	4,000	3,959
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	200,000	202,278
Radian Group, Inc., 6.20%, 05/15/2029	2,000	2,068
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	19,000	19,187
		240,577
Computer & Electronics Retail–0.03%
Dell International LLC/EMC Corp., 5.50%, 04/01/2035	1,000	1,012
Principal Amount		Value
Computer & Electronics Retail–(continued)
Leidos, Inc.,
4.10%, 03/15/2029	$53,000	$52,488
5.75%, 03/15/2033	3,000	3,111
		56,611
Construction Machinery & Heavy Transportation Equipment– 0.33%
Caterpillar Financial Services Corp.,
3.75%, 02/23/2029	222,000	219,399
4.16% (SOFR + 0.49%), 02/23/2029(c)	115,000	114,799
Cummins, Inc., 4.70%, 02/15/2031	5,000	5,054
Komatsu Finance America, Inc., 4.20%, 09/18/2030(b)	200,000	197,037
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030	2,000	2,022
		538,311
Construction Materials–0.00%
JH North America Holdings, Inc.,
5.88%, 01/31/2031(b)	2,000	1,985
6.13%, 07/31/2032(b)	2,000	1,995
		3,980
Consumer Electronics–0.06%
LG Electronics, Inc. (South Korea), 5.63%, 04/24/2029(b)	100,000	102,990
Consumer Finance–0.09%
American Express Co.,
5.65%, 04/23/2027(d)	1,000	1,001
4.73%, 04/25/2029(d)	2,000	2,013
4.93% (SOFR + 1.26%), 04/25/2029(c)	3,000	3,032
4.35%, 07/20/2029(d)	5,000	4,997
4.48% (SOFR + 0.81%), 07/20/2029(c)	3,000	3,000
5.53%, 04/25/2030(d)	2,000	2,060
5.02%, 04/25/2031(d)	2,000	2,034
4.92%, 07/20/2033(d)	4,000	4,009
5.67%, 04/25/2036(d)	1,000	1,034
4.80%, 10/24/2036(d)	1,000	967
Capital One Financial Corp.,
7.15%, 10/29/2027(d)	2,000	2,028
4.49%, 09/11/2031(d)	3,000	2,946
4.72%, 01/30/2032(d)	54,000	53,196
FirstCash, Inc., 6.88%, 03/01/2032(b)	67,000	68,371
General Motors Financial Co., Inc., 5.40%, 04/06/2026	2,000	2,000
Synchrony Financial, 5.02%, 07/29/2029(d)	1,000	999
		153,687
Distillers & Vintners–0.00%
Constellation Brands, Inc.,
4.80%, 05/01/2030	3,000	3,019
4.90%, 05/01/2033	1,000	987
		4,006
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Distributors–0.00%
Genuine Parts Co.,
6.50%, 11/01/2028	$3,000	$3,114
4.95%, 08/15/2029	4,000	3,987
		7,101
Diversified Banks–11.65%
Australia and New Zealand Banking Group Ltd. (Australia), 6.74%, 12/08/2032(b)	387,000	419,851
Banco Bilbao Vizcaya Argentaria S.A. (Spain),
4.15%, 03/03/2029	200,000	197,718
4.55% (SOFR + 0.88%), 03/03/2029(c)	200,000	200,085
9.38%(d)(e)	200,000	216,228
Banco Santander S.A. (Spain),
5.07%, 11/06/2030	400,000	394,442
5.13%, 11/06/2035	200,000	195,069
9.63%(d)(e)	200,000	215,538
9.63%(d)(e)	200,000	230,999
Bank of America Corp.,
4.72% (SOFR + 1.05%), 02/04/2028(c)	2,000	2,007
4.95%, 07/22/2028(d)	2,000	2,013
4.50% (SOFR + 0.83%), 01/24/2029(c)	3,000	3,000
5.20%, 04/25/2029(d)	1,000	1,014
4.62%, 05/09/2029(d)	1,000	1,004
4.27%, 07/23/2029(d)	1,000	996
4.68% (SOFR + 1.01%), 01/24/2031(c)	2,000	1,995
5.16%, 01/24/2031(d)	4,000	4,077
4.46%, 02/06/2032(d)	104,000	102,721
5.43%, 08/15/2035(d)	1,000	998
7.75%, 05/14/2038	98,000	116,499
6.63%(d)(e)	4,000	4,104
Series N, 4.54% (SOFR + 0.87%), 02/06/2032(c)	132,000	130,008
Series RR, 4.38%(d)(e)	6,000	5,931
Bank of Montreal (Canada),
5.30%, 06/05/2026	2,000	2,005
7.70%, 05/26/2084(d)	365,000	375,094
7.30%, 11/26/2084(d)	207,000	211,962
Series J, 4.34%, 03/19/2030(d)	112,000	111,525
Bank of New York Mellon (The), 4.38% (SOFR + 0.71%), 04/20/2027(c)	260,000	260,069
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(d)	306,000	318,246
8.00%, 01/27/2084(d)	54,000	56,578
Barclays PLC (United Kingdom),
4.22%, 05/24/2030(d)	200,000	196,985
4.60% (SOFR + 0.93%), 05/24/2030(c)	200,000	199,545
4.52%, 02/24/2032(d)	201,000	196,725
BPCE S.A. (France),
6.29%, 01/14/2036(b)(d)	250,000	261,818
6.35%, 01/13/2047(b)(d)	250,000	239,431
Principal Amount		Value
Diversified Banks–(continued)
Citigroup, Inc.,
4.82% (SOFR + 1.14%), 05/07/2028(c)	$4,000	$4,018
5.17%, 02/13/2030(d)	3,000	3,047
4.54%, 09/19/2030(d)	3,000	2,990
5.14% (SOFR + 1.46%), 05/07/2031(c)	6,000	6,082
4.50%, 09/11/2031(d)	6,000	5,933
6.17%, 05/25/2034(d)	1,000	1,036
5.41%, 09/19/2039(d)	1,000	977
6.63%(d)(e)	219,000	219,313
Series AA, 7.63%(d)(e)	51,000	52,770
Series BB, 7.20%(d)(e)	60,000	61,305
Series DD, 7.00%(d)(e)	107,000	110,185
Series JJ, 6.50%(d)(e)(f)	488,000	486,970
Series Z, 7.38%(d)(e)	51,000	52,727
Commonwealth Bank of Australia (Australia), Series C, 4.36%, 03/27/2029	254,000	254,773
Cooperatieve Rabobank U.A. (Netherlands), 3.96%, 10/17/2028	250,000	249,110
Credit Agricole S.A. (France),
5.22%, 05/27/2031(b)(d)	250,000	253,133
4.82%, 09/25/2033(b)(d)	296,000	290,093
Danske Bank A/S (Denmark),
4.66%, 03/27/2029(b)(d)	200,000	200,474
5.00%, 03/27/2032(b)(d)	200,000	200,592
Depository Trust Co. (The), 4.30%, 03/27/2029(b)	261,000	261,248
Deutsche Bank AG (Germany), 4.47%, 12/10/2031(d)	156,000	153,429
Fifth Third Bancorp,
6.34%, 07/27/2029(d)	2,000	2,074
4.77%, 07/28/2030(d)	2,000	2,001
5.63%, 01/29/2032(d)	1,000	1,031
4.57%, 04/29/2032(d)	50,000	49,025
5.14%, 01/29/2037(d)	2,000	1,949
Fifth Third Financial Corp., 5.98%, 01/30/2030(d)	3,000	3,096
HSBC Holdings PLC (United Kingdom),
5.60%, 05/17/2028(d)	224,000	226,552
5.21%, 08/11/2028(d)	207,000	208,722
4.40%, 03/10/2030(d)	202,000	200,543
5.29%, 11/19/2030(d)	256,000	260,700
5.24%, 05/13/2031(d)	213,000	216,050
4.68%, 03/10/2032(d)	201,000	198,380
5.28%, 03/10/2037(d)	216,000	212,201
6.33%, 03/09/2044(d)	36,000	37,974
6.88%(d)(e)	216,000	217,598
7.05%(d)(e)	232,000	233,856
ING Groep N.V. (Netherlands),
5.34%, 03/19/2030(d)	200,000	204,277
4.80%, 03/23/2032(d)	271,000	269,457
5.42%, 03/23/2037(d)	254,000	253,360
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
3.63%, 12/01/2027	$2,000	$1,978
5.57%, 04/22/2028(d)	3,000	3,037
4.85%, 07/25/2028(d)	2,000	2,010
4.92%, 01/24/2029(d)	2,000	2,018
5.30%, 07/24/2029(d)	1,000	1,019
6.09%, 10/23/2029(d)	2,000	2,078
5.01%, 01/23/2030(d)	2,000	2,028
5.58%, 04/22/2030(d)	1,000	1,031
5.00%, 07/22/2030(d)	2,000	2,030
4.60%, 10/22/2030(d)	3,000	3,007
5.14%, 01/24/2031(d)	3,000	3,056
5.10%, 04/22/2031(d)	5,000	5,092
4.26%, 10/22/2031(d)	5,000	4,923
4.35%, 01/22/2032(d)	35,000	34,513
5.72%, 09/14/2033(d)	2,000	2,072
5.34%, 01/23/2035(d)	1,000	1,016
Series W, 4.91% (3 mo. Term SOFR + 1.26%), 05/15/2047(c)	1,000	881
Series NN, 6.88%(d)(e)	2,000	2,076
KeyCorp,
2.55%, 10/01/2029	3,000	2,805
5.31%, 01/28/2037(d)	1,000	980
Lloyds Banking Group PLC (United Kingdom),
4.43%, 11/04/2031(d)	211,000	208,105
6.63%(d)(e)	200,000	191,067
Macquarie Bank Ltd. (Australia), 4.15% (SOFR + 0.48%), 02/03/2028(b)(c)	59,000	58,900
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	230,000	231,434
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.15% (SOFR + 1.48%), 04/24/2031(c)	200,000	203,320
5.16%, 04/24/2031(d)	200,000	202,917
4.53%, 09/12/2031(d)	200,000	198,189
5.43%, 04/17/2035(d)	92,000	93,634
5.57%, 01/16/2036(d)	60,000	61,425
5.19%, 09/12/2036(d)	200,000	198,661
6.35%(d)(e)	256,000	252,627
8.20%(d)(e)	158,000	169,218
Morgan Stanley Private Bank N.A.,
4.47%, 07/06/2028(d)	250,000	250,046
4.21%, 02/08/2030(d)	250,000	247,502
4.44% (SOFR + 0.77%), 02/08/2030(c)	475,000	471,232
4.73%, 07/18/2031(d)	250,000	249,274
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(d)	198,000	203,492
NatWest Markets PLC (United Kingdom), 4.65%, 03/27/2029(b)	200,000	200,579
Nordea Bank Abp (Finland),
4.25%, 08/28/2030(b)(f)	345,000	341,857
6.30%(b)(d)(e)	200,000	199,072
Principal Amount		Value
Diversified Banks–(continued)
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(d)	$1,000	$1,012
4.08%, 01/26/2029(d)	31,000	30,848
4.29% (SOFR + 0.62%), 01/26/2029(c)	53,000	52,967
5.58%, 06/12/2029(d)	1,000	1,025
4.90%, 05/13/2031(d)	2,000	2,013
5.07%, 01/24/2034(d)	1,000	1,000
5.37%, 07/21/2036(d)	1,000	1,005
5.42%, 01/25/2041(d)	1,000	980
Series V, 6.20%(d)(e)	3,000	3,008
Series W, 6.25%(d)(e)	3,000	3,028
Royal Bank of Canada (Canada),
4.38% (SOFR + 0.71%), 01/21/2027(c)	2,000	2,007
4.95%, 02/01/2029	2,000	2,035
5.00%, 02/01/2033	1,000	1,008
7.50%, 05/02/2084(d)	338,000	346,420
6.50%, 11/24/2085(d)	211,000	204,036
6.50%, 05/24/2086(d)	143,000	139,455
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(d)	200,000	200,812
5.01%, 10/15/2030(b)(d)	200,000	201,803
5.24%, 05/13/2031(b)(d)	200,000	202,889
5.35% (SOFR + 1.68%), 05/13/2031(b)(c)	200,000	204,430
7.75%(b)(d)(e)	288,000	294,755
Sumitomo Mitsui Financial Group, Inc. (Japan),
5.33%, 03/03/2041(d)	176,000	170,761
6.60%(d)(e)	285,000	281,749
Sumitomo Mitsui Trust Bank Ltd. (Japan), 5.35%, 03/07/2034(b)	200,000	204,019
Swedbank AB (Sweden), 4.90%, 03/30/2031(b)	200,000	200,840
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(d)	247,000	254,971
Truist Bank, 4.44% (SOFR + 0.77%), 07/24/2028(c)	368,000	368,307
U.S. Bancorp,
5.78%, 06/12/2029(d)	3,000	3,086
5.38%, 01/23/2030(d)	3,000	3,073
4.48%, 01/26/2032(d)	58,000	57,408
UBS AG (Switzerland),
4.17% (SOFR + 0.50%), 05/17/2027(c)	250,000	249,904
4.30%, 03/16/2029(d)	253,000	252,728
Wells Fargo & Co.,
5.71%, 04/22/2028(d)	2,000	2,026
4.81%, 07/25/2028(d)	2,000	2,009
5.04% (SOFR + 1.37%), 04/23/2029(c)	3,000	3,032
5.57%, 07/25/2029(d)	3,000	3,069
6.30%, 10/23/2029(d)	3,000	3,125
4.18%, 01/23/2030(d)	19,000	18,835
5.20%, 01/23/2030(d)	3,000	3,047
5.15%, 04/23/2031(d)	3,000	3,052
5.39%, 04/24/2034(d)	1,000	1,015
5.56%, 07/25/2034(d)	1,000	1,025
5.50%, 01/23/2035(d)	1,000	1,018
5.43%, 01/23/2047(d)	1,000	948
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
6.85%(d)(e)	$3,000	$3,112
7.63%(d)(e)	3,000	3,153
Series GG, 6.13%(d)(e)	269,000	270,084
		19,117,464
Diversified Capital Markets–1.18%
UBS Group AG (Switzerland),
5.43%, 02/08/2030(b)(d)	200,000	204,356
4.21%, 04/10/2030(b)(d)	288,000	284,404
4.40%, 09/23/2031(b)(d)	200,000	196,399
5.01%, 03/23/2037(b)(d)	200,000	193,489
5.20%, 08/10/2037(b)(d)	203,000	198,361
7.00%(b)(d)(e)	200,000	194,515
7.13%(b)(d)(e)	226,000	222,299
Series 28, 9.25%(b)(d)(e)	200,000	213,291
Series 33, 9.25%(b)(d)(e)	201,000	226,446
		1,933,560
Diversified Financial Services–2.51%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.50%, 01/31/2056(d)	241,000	241,447
Amrize Finance US LLC,
4.70%, 04/07/2028	2,000	2,013
4.95%, 04/07/2030	4,000	4,046
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	3,000	3,011
6.38%, 05/04/2028(b)	3,000	3,089
4.20%, 04/15/2029(b)	47,000	46,135
4.70%, 01/30/2031(b)	28,000	27,451
Citadel Finance LLC,
4.75%, 02/14/2029(b)	253,000	248,072
5.15%, 02/14/2031(b)	311,000	303,849
Citadel Securities Global Holdings LLC,
5.13%, 01/27/2032(b)	267,000	265,015
5.75%, 03/27/2036(b)	250,000	246,816
Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030(b)	1,103,000	1,110,169
Gabon Blue Bond Master Trust (Gabon), Series 2, 6.10%, 08/01/2038(b)	341,000	340,456
GABX Leasing LLC, 4.63%, 04/15/2031(b)	123,000	121,291
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(b)	30,000	30,857
6.13%, 11/01/2032(b)	107,000	105,904
6.75%, 05/01/2033(b)	209,000	212,193
LPL Holdings, Inc.,
5.70%, 05/20/2027	4,000	4,038
5.20%, 03/15/2030	2,000	2,016
5.15%, 06/15/2030	4,000	4,022
5.65%, 03/15/2035	1,000	993
LSEG US Fin Corp. (United Kingdom),
4.25%, 03/23/2029(b)	281,000	279,010
4.50%, 03/23/2031(b)	209,000	206,498
Takeoff Merger Sub, Inc.,
4.40%, 03/24/2028(b)	181,000	180,093
4.50%, 03/24/2029(b)	128,000	127,201
		4,115,685
Principal Amount		Value
Diversified Metals & Mining–0.64%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	$1,000	$1,019
5.25%, 09/08/2030	2,000	2,059
Corp. Nacional del Cobre de Chile (Chile), 5.53%, 01/30/2037(b)	215,000	211,306
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	200,000	197,921
Glencore Funding LLC (Australia),
4.91%, 04/01/2028(b)	3,000	3,023
5.37%, 04/04/2029(b)	1,000	1,021
5.19%, 04/01/2030(b)	2,000	2,029
4.90%, 07/01/2031(b)	129,000	128,990
5.20%, 07/01/2033(b)	160,000	160,263
5.51%, 04/01/2036(b)	332,000	332,871
Rio Tinto Finance (USA) PLC (Australia), 5.00%, 03/14/2032	4,000	4,083
		1,044,585
Diversified REITs–0.00%
ERP Operating L.P., 4.95%, 06/15/2032	3,000	3,023
Diversified Support Services–0.19%
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	270,000	276,345
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	2,000	2,086
5.04%, 03/25/2030(b)	1,000	1,010
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	7,000	7,096
7.75%, 03/15/2031(b)	17,000	17,630
		304,167
Drug Retail–0.35%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(b)	215,000	215,973
CVS Pass-Through Trust, 5.77%, 01/10/2033(b)	49,290	49,994
Teva Pharmaceutical Finance Netherlands IV B.V. (Israel), 5.75%, 12/01/2030	300,000	304,002
		569,969
Electric Utilities–2.90%
AEP Texas, Inc.,
3.95%, 06/01/2028(b)	162,000	160,442
5.70%, 05/15/2034	1,000	1,030
AEP Transmission Co. LLC, 5.38%, 06/15/2035	1,000	1,016
Alabama Power Co., Series C, 4.30%, 03/15/2031	5,000	4,951
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	202,000	212,878
American Electric Power Co., Inc.,
5.75%, 11/01/2027	2,000	2,038
5.20%, 01/15/2029	2,000	2,041
Series C, 5.80%, 03/15/2056(d)	8,000	7,908
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	42,000	41,062
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Capital Power (US Holdings), Inc. (Canada),
5.26%, 06/01/2028(b)	$2,000	$2,012
6.19%, 06/01/2035(b)	1,000	1,026
CenterPoint Energy Houston Electric LLC, 4.80%, 03/15/2030	4,000	4,053
Consolidated Edison Co. of New York, Inc., 5.50%, 03/15/2034	1,000	1,038
Constellation Energy Generation LLC,
6.50%, 10/01/2053	1,000	1,062
5.88%, 01/15/2066	1,000	961
Duke Energy Carolinas LLC, 4.85%, 03/15/2030	4,000	4,075
Duke Energy Corp., 4.85%, 01/05/2029	2,000	2,026
Duke Energy Florida LLC, 4.20%, 12/01/2030	11,000	10,883
Electricite de France S.A. (France),
6.38%, 01/13/2055(b)	184,000	188,139
9.13%(b)(d)(e)	200,000	231,659
Emera US Finance LLC,
4.50%, 04/01/2029	186,000	185,815
5.20%, 04/01/2033	56,000	55,710
Series A, 6.65%, 10/01/2056(d)	112,000	112,043
Series B, 6.85%, 10/01/2056(d)	88,000	88,145
Entergy Corp., 7.13%, 12/01/2054(d)	2,000	2,051
Entergy Louisiana LLC, 5.15%, 09/15/2034	1,000	1,008
Entergy Texas, Inc., 5.25%, 04/15/2035	1,000	1,010
Evergy Metro, Inc.,
4.95%, 04/15/2033	3,000	3,021
5.13%, 08/15/2035	1,000	996
Evergy Missouri West, Inc., 5.25%, 12/15/2035(b)	1,000	989
Evergy, Inc., 4.25%, 03/15/2029	27,000	26,801
Exelon Corp.,
5.15%, 03/15/2029	2,000	2,039
5.13%, 03/15/2031	2,000	2,037
5.45%, 03/15/2034	1,000	1,024
5.88%, 03/15/2055	1,000	976
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	2,000	2,029
FirstEnergy Transmission LLC, 4.55%, 01/15/2030	2,000	1,999
Florida Power & Light Co.,
4.80%, 05/15/2033	2,000	2,003
5.60%, 02/15/2066	1,000	964
Georgia Power Co., 4.95%, 05/17/2033	3,000	3,025
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(b)	36,000	35,978
Indiana Michigan Power Co., 5.60%, 03/15/2056	11,000	10,619
ITC Holdings Corp.,
4.88%, 04/15/2031(b)	142,000	142,129
5.50%, 04/15/2036(b)	77,000	77,257
Principal Amount		Value
Electric Utilities–(continued)
National Rural Utilities Cooperative Finance Corp.,
Series D, 4.10% (SOFR + 0.43%), 08/09/2027(c)	$263,000	$262,881
4.05%, 02/09/2029	159,000	157,981
4.85%, 02/07/2029	3,000	3,038
5.00%, 02/07/2031	3,000	3,058
5.80%, 01/15/2033	2,000	2,120
5.75%, 04/20/2056(g)	317,000	317,000
NextEra Energy Capital Holdings, Inc.,
4.90%, 03/15/2029	4,000	4,059
5.05%, 03/15/2030	2,000	2,038
Niagara Mohawk Power Corp., 4.65%, 10/03/2030(b)	3,000	2,989
NRG Energy, Inc.,
4.73%, 10/15/2030(b)	5,000	4,956
5.75%, 01/15/2034(b)	96,000	94,760
6.00%, 01/15/2036(b)	82,000	81,303
Oncor Electric Delivery Co. LLC,
4.65%, 11/01/2029	4,000	4,034
5.65%, 11/15/2033	1,000	1,049
Pacific Gas and Electric Co.,
6.10%, 01/15/2029	23,000	23,807
5.20%, 05/01/2036	14,000	13,650
6.00%, 05/01/2056	15,000	14,247
PacifiCorp,
5.10%, 02/15/2029	2,000	2,026
5.30%, 02/15/2031	2,000	2,028
5.45%, 02/15/2034	1,000	997
5.80%, 01/15/2055	1,000	914
7.13%, 08/15/2056(d)	84,000	79,379
PG&E Corp., 7.38%, 03/15/2055(d)	295,000	297,137
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	4,000	4,032
5.15%, 05/15/2030	1,000	1,016
PPL Capital Funding, Inc.,
Conv., 3.00%, 12/01/2030(b)	155,000	162,130
5.25%, 09/01/2034	1,000	1,008
Puget Energy, Inc.,
7.00%, 09/15/2056(b)(d)	243,000	241,225
7.25%, 09/15/2056(b)(d)	236,000	235,114
RWE Finance US LLC (Germany), 5.88%, 09/18/2055(b)	150,000	143,001
Sierra Pacific Power Co., 5.90%, 03/15/2054	1,000	986
Southern Co. (The),
5.70%, 10/15/2032	3,000	3,141
6.00%, 04/01/2058(d)	404,000	406,164
Southwestern Electric Power Co.,
5.30%, 04/01/2033	3,000	3,044
5.20%, 04/01/2036	70,000	68,861
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	1,000	1,016
Union Electric Co., 5.25%, 04/15/2035	1,000	1,012
Virginia Electric and Power Co., 5.00%, 04/01/2033	3,000	3,019
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)	$2,000	$2,007
5.63%, 02/15/2027(b)	333,000	333,150
4.60%, 10/15/2030(b)	5,000	4,903
4.70%, 01/31/2031(b)	16,000	15,751
7.75%, 10/15/2031(b)	55,000	57,638
6.88%, 04/15/2032(b)	22,000	22,782
6.95%, 10/15/2033(b)	1,000	1,089
6.00%, 04/15/2034(b)	1,000	1,029
Wisconsin Electric Power Co., 4.15%, 10/15/2030	5,000	4,935
Wisconsin Public Service Corp., 4.25%, 01/15/2031	27,000	26,709
Xcel Energy, Inc., 4.75%, 03/21/2028	4,000	4,022
		4,764,203
Electrical Components & Equipment–0.38%
EnerSys, 4.38%, 12/15/2027(b)	7,000	6,950
LG Energy Solution, Ltd. (South Korea),
5.25%, 04/02/2031(b)	200,000	199,525
5.88%, 04/02/2036(b)	200,000	198,527
Molex Electronic Technologies LLC,
4.75%, 04/30/2028(b)	1,000	1,004
5.25%, 04/30/2032(b)	1,000	1,015
Regal Rexnord Corp.,
6.30%, 02/15/2030	2,000	2,096
6.40%, 04/15/2033	2,000	2,115
Vertiv Group Corp., 4.13%, 11/15/2028(b)	29,000	28,578
Vertiv Holdings Co.,
4.85%, 03/15/2036	22,000	21,401
5.65%, 03/15/2046	43,000	41,043
5.80%, 03/15/2056	30,000	28,860
5.95%, 03/15/2066	96,000	91,959
		623,073
Electronic Components–0.03%
Amphenol Corp.,
4.13%, 11/15/2030	5,000	4,928
4.40%, 02/15/2033	4,000	3,905
Tyco Electronics Group S.A. (Switzerland),
4.50%, 02/09/2031	25,000	24,961
4.88%, 02/09/2036	13,000	12,836
		46,630
Electronic Equipment & Instruments–0.00%
Keysight Technologies, Inc., 5.35%, 07/30/2030	2,000	2,055
Electronic Manufacturing Services–0.02%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	30,000	30,549
Jabil, Inc., 4.75%, 02/01/2033	6,000	5,845
		36,394
Environmental & Facilities Services–0.14%
Republic Services, Inc.,
4.88%, 04/01/2029	3,000	3,046
5.00%, 12/15/2033	1,000	1,017
Principal Amount		Value
Environmental & Facilities Services–(continued)
Veralto Corp.,
5.50%, 09/18/2026	$2,000	$2,009
5.35%, 09/18/2028	2,000	2,044
Waste Connections, Inc., 4.80%, 07/15/2036	233,000	228,374
		236,490
Fertilizers & Agricultural Chemicals–0.13%
Mosaic Co. (The),
4.35%, 01/15/2029	5,000	4,975
4.60%, 11/15/2030	5,000	4,965
OCP S.A. (Morocco), 6.70%, 03/01/2036(b)	202,000	207,989
		217,929
Financial Exchanges & Data–0.01%
Intercontinental Exchange, Inc.,
3.95%, 12/01/2028	4,000	3,962
4.20%, 03/15/2031	15,000	14,798
MSCI, Inc., 5.25%, 09/01/2035	1,000	980
Nasdaq, Inc., 5.35%, 06/28/2028	2,000	2,042
		21,782
Food Distributors–0.00%
Sysco Corp., 5.10%, 09/23/2030	3,000	3,025
Forest Products–0.00%
Georgia-Pacific LLC,
4.40%, 06/30/2028(b)	1,000	1,001
4.95%, 06/30/2032(b)	2,000	2,022
		3,023
Gas Utilities–0.13%
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	1,000	1,027
Snam S.p.A. (Italy), 5.00%, 05/28/2030(b)	209,000	211,232
Southwest Gas Corp., 5.45%, 03/23/2028	3,000	3,057
		215,316
Health Care Distributors–0.04%
Cardinal Health, Inc., 4.50%, 09/15/2030	3,000	2,986
Cencora, Inc.,
3.95%, 02/13/2029	33,000	32,547
4.25%, 11/15/2030	24,000	23,568
5.13%, 02/15/2034	1,000	1,009
McKesson Corp.,
4.25%, 09/15/2029	2,000	1,995
4.65%, 05/30/2030	6,000	6,038
4.95%, 05/30/2032	3,000	3,048
		71,191
Health Care Equipment–0.65%
Abbott Laboratories,
3.70%, 03/09/2029	122,000	120,567
4.65%, 03/15/2036	184,000	179,997
5.50%, 03/15/2056	227,000	222,741
5.60%, 03/15/2066	103,000	100,477
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Health Care Equipment–(continued)
Augusta SpinCo Corp.,
4.40%, 03/23/2029	$256,000	$255,335
4.66%, 03/23/2031	112,000	111,515
4.95%, 03/23/2033	68,000	67,784
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	2,000	2,013
Stryker Corp.,
4.25%, 09/11/2029	3,000	2,990
4.85%, 02/10/2030	4,000	4,055
		1,067,474
Health Care Facilities–0.01%
Adventist Health System, 5.76%, 12/01/2034	1,000	1,030
Ascension Health, Series 2025, 4.29%, 11/15/2030	19,000	18,827
Universal Health Services, Inc., 4.63%, 10/15/2029	2,000	1,978
UPMC, 5.04%, 05/15/2033	1,000	1,008
		22,843
Health Care REITs–0.00%
DOC DR, LLC, 4.30%, 03/15/2027	2,000	1,998
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	2,000	2,009
Ventas Realty L.P., 5.00%, 02/15/2036	1,000	978
		4,985
Health Care Services–0.63%
Cigna Group (The), 4.50%, 09/15/2030	3,000	2,991
CommonSpirit Health,
4.35%, 09/01/2030	6,000	5,914
5.32%, 12/01/2034	1,000	1,002
4.98%, 09/01/2035	1,000	976
CVS Health Corp.,
5.00%, 01/30/2029	1,000	1,013
5.25%, 01/30/2031	1,000	1,022
5.00%, 09/15/2032	3,000	3,004
6.75%, 12/10/2054(d)	31,000	31,402
7.00%, 03/10/2055(d)	340,000	350,631
6.00%, 06/01/2063	1,000	950
HCA, Inc., 4.30%, 11/15/2030	5,000	4,919
Icon Investments Six DAC,
5.81%, 05/08/2027	200,000	201,068
5.85%, 05/08/2029	209,000	213,139
6.00%, 05/08/2034	200,000	202,875
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	4,000	3,966
Quest Diagnostics, Inc., 6.40%, 11/30/2033	1,000	1,089
		1,025,961
Heavy Electrical Equipment–0.02%
GE Vernova, Inc.,
4.25%, 02/04/2031	19,000	18,792
4.88%, 02/04/2036	6,000	5,949
5.50%, 02/04/2056	5,000	4,814
		29,555
Principal Amount		Value
Highways & Railtracks–0.00%
Burlington Northern Santa Fe LLC, 5.55%, 03/15/2056	$1,000	$970
Home Improvement Retail–0.00%
Home Depot, Inc. (The),
4.90%, 04/15/2029	1,000	1,019
3.95%, 09/15/2030	5,000	4,937
Lowe’s Cos., Inc.,
5.80%, 09/15/2062	1,000	951
5.85%, 04/01/2063	1,000	958
		7,865
Hotel & Resort REITs–0.02%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.25%, 08/15/2032	2,000	2,009
4.75%, 03/15/2033	28,000	27,335
4.95%, 01/15/2035	1,000	971
		30,315
Hotels, Resorts & Cruise Lines–0.36%
Airbnb, Inc.,
4.40%, 03/16/2029	54,000	53,938
4.65%, 03/16/2031	43,000	42,921
5.25%, 03/16/2036	46,000	46,065
Carnival Corp.,
7.00%, 08/15/2029(b)	1,000	1,038
5.75%, 03/15/2030(b)	18,000	18,153
5.88%, 06/15/2031(b)	169,000	171,184
5.75%, 08/01/2032(b)	126,000	126,116
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(b)	25,000	25,257
6.13%, 04/01/2032(b)	5,000	5,088
5.75%, 09/15/2033(b)	58,000	57,784
Marriott International, Inc.,
4.88%, 05/15/2029	3,000	3,036
4.80%, 03/15/2030	2,000	2,019
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)	37,000	35,215
Royal Caribbean Cruises Ltd.,
6.25%, 03/15/2032(b)	1,000	1,023
6.00%, 02/01/2033(b)	2,000	2,020
		590,857
Independent Power Producers & Energy Traders–0.04%
AES Corp. (The), 5.80%, 03/15/2032	1,000	1,006
Vistra Corp., 7.00%(b)(d)(e)	17,000	17,034
VoltaGrid LLC, 7.38%, 11/01/2030(b)	50,000	51,663
		69,703
Industrial Conglomerates–0.68%
Eaton Corp.,
3.85%, 03/06/2028	522,000	518,385
3.95%, 03/06/2029	200,000	198,055
4.80%, 03/06/2036	200,000	197,536
5.45%, 03/06/2056	200,000	193,741
		1,107,717
Industrial Machinery & Supplies & Components–0.17%
ESAB Corp., 5.63%, 04/01/2031(b)	171,000	172,626
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Industrial Machinery & Supplies & Components–(continued)
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	$2,000	$2,018
5.40%, 08/14/2028	1,000	1,023
Nordson Corp.,
5.60%, 09/15/2028	1,000	1,023
5.80%, 09/15/2033	1,000	1,040
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	1,000	1,027
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	95,000	92,419
		271,176
Insurance Brokers–0.03%
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	1,000	1,011
5.00%, 02/15/2032	3,000	3,012
6.75%, 02/15/2054	1,000	1,081
Marsh & McLennan Cos., Inc., 4.95%, 03/15/2036	30,000	29,732
Willis North America, Inc., 4.55%, 03/15/2031	19,000	18,737
		53,573
Integrated Oil & Gas–0.92%
Ecopetrol S.A. (Colombia),
4.63%, 11/02/2031	11,000	9,783
8.88%, 01/13/2033	233,000	245,440
5.88%, 05/28/2045	12,000	8,845
Occidental Petroleum Corp.,
6.45%, 09/15/2036	1,000	1,069
4.63%, 06/15/2045	1,000	801
Petroleos Mexicanos (Mexico), 8.75%, 06/02/2029	162,000	170,400
SA Global Sukuk Ltd. (Saudi Arabia), 4.13%, 09/17/2030(b)	425,000	411,252
Saudi Arabian Oil Co. (Saudi Arabia),
4.00%, 02/02/2029(b)	200,000	196,064
4.75%, 06/02/2030(b)	214,000	212,201
5.38%, 06/02/2035(b)	253,000	251,789
		1,507,644
Integrated Telecommunication Services–0.54%
AT&T, Inc.,
4.30%, 02/15/2030	1,000	994
5.40%, 02/15/2034	1,000	1,023
6.05%, 08/15/2056	1,000	986
Bell Canada (Canada),
6.88%, 09/15/2055(d)	46,000	46,555
7.00%, 09/15/2055(d)	18,000	18,430
Cipher Compute LLC, 7.13%, 11/15/2030(b)	161,000	167,002
Comcast Corp., 5.50%, 11/15/2032	1,000	1,039
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(b)	91,000	90,007
TELUS Corp. (Canada),
6.38%, 06/09/2056(d)	91,000	90,118
6.63%, 06/09/2056(d)	198,000	193,087
Verizon Communications, Inc.,
5.25%, 04/02/2035	1,000	1,002
5.88%, 11/30/2055	1,313	1,278
6.00%, 11/30/2065	1,000	970
Principal Amount		Value
Integrated Telecommunication Services–(continued)
WULF Compute LLC, 7.75%, 10/15/2030(b)	$95,000	$100,445
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	159,000	167,043
		879,979
Interactive Media & Services–0.37%
Alphabet, Inc.,
4.10%, 02/15/2031	88,000	87,408
4.38%, 11/15/2032	6,000	5,968
4.40%, 02/15/2033	97,000	95,820
4.80%, 02/15/2036	18,000	17,930
5.35%, 11/15/2045	1,000	978
5.65%, 02/15/2056	45,000	44,887
5.30%, 05/15/2065	1,000	926
Flutter Treasury DAC (Ireland), 5.88%, 06/04/2031(b)	281,000	278,611
Match Group Holdings II LLC, 6.13%, 09/15/2033(b)	76,000	73,934
Meta Platforms, Inc.,
4.55%, 08/15/2031	4,000	4,018
5.63%, 11/15/2055	1,000	938
5.55%, 08/15/2064	1,000	900
		612,318
Internet Services & Infrastructure–0.72%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	1,019,000	1,048,480
CoreWeave, Inc.,
9.25%, 06/01/2030(b)	102,000	99,207
9.00%, 02/01/2031(b)	37,000	35,252
		1,182,939
Investment Banking & Brokerage–0.73%
Charles Schwab Corp. (The),
4.34%, 11/14/2031(d)	18,000	17,808
Series K, 5.00%(d)(e)	2,000	1,979
Goldman Sachs Group, Inc. (The),
4.96% (SOFR + 1.29%), 04/23/2028(c)	3,000	3,018
4.15%, 01/21/2029(d)	65,000	64,617
5.73%, 04/25/2030(d)	3,000	3,096
5.05%, 07/23/2030(d)	2,000	2,024
4.69%, 10/23/2030(d)	2,000	2,002
5.21%, 01/28/2031(d)	3,000	3,049
5.22%, 04/23/2031(d)	3,000	3,051
4.37%, 10/21/2031(d)	9,000	8,826
4.52%, 01/21/2032(d)	61,000	60,088
4.94%, 10/21/2036(d)	1,000	969
5.39%, 02/02/2041(d)	25,000	24,163
Series V, 4.13%(d)(e)	17,000	16,780
Series W, 7.50%(d)(e)	77,000	80,427
Series X, 7.50%(d)(e)	109,000	114,252
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Investment Banking & Brokerage–(continued)
Morgan Stanley,
5.12%, 02/01/2029(d)	$3,000	$3,034
4.99%, 04/12/2029(d)	4,000	4,037
5.16%, 04/20/2029(d)	3,000	3,035
5.45%, 07/20/2029(d)	2,000	2,036
6.41%, 11/01/2029(d)	2,000	2,088
4.24%, 01/09/2030(d)	83,000	82,180
5.17%, 01/16/2030(d)	3,000	3,043
5.04%, 07/19/2030(d)	4,000	4,047
4.65%, 10/18/2030(d)	4,000	3,999
5.19%, 04/17/2031(d)	3,000	3,045
4.49%, 01/16/2032(d)	66,000	64,909
4.71%, 03/12/2032(d)	266,000	264,267
5.25%, 04/21/2034(d)	1,000	1,003
5.32%, 07/19/2035(d)	1,000	1,004
5.95%, 01/19/2038(d)	3,000	3,075
5.90%, 03/13/2047(d)	341,000	339,615
Series I, 4.36%, 10/22/2031(d)	10,000	9,802
		1,200,368
IT Consulting & Other Services–0.62%
International Business Machines Corp.,
4.00%, 02/03/2029	103,000	101,981
4.80%, 02/10/2030	382,000	386,315
4.30%, 02/03/2031	302,000	297,544
5.20%, 02/10/2035	54,000	54,300
5.70%, 02/10/2055	3,000	2,835
5.80%, 02/03/2056	180,000	172,216
		1,015,191
Leisure Facilities–0.10%
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	157,000	156,428
Leisure Products–0.13%
Brunswick Corp., 5.85%, 03/18/2029	3,000	3,071
Hasbro, Inc., 4.65%, 03/12/2031	58,000	57,297
Viking Cruises Ltd., 5.88%, 10/15/2033(b)	154,000	152,156
		212,524
Life & Health Insurance–1.71%
American National Global Funding, 5.55%, 01/28/2030(b)	2,000	2,022
Athene Global Funding, 5.58%, 01/09/2029(b)	4,000	4,038
Constellation Global Funding, 4.85%, 10/22/2030(b)	5,000	4,907
Corebridge Global Funding,
5.90%, 09/19/2028(b)	1,000	1,031
5.20%, 01/12/2029(b)	1,000	1,016
5.20%, 06/24/2029(b)	2,000	2,028
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(d)(e)	200,000	201,269
GA Global Funding Trust,
5.50%, 01/08/2029(b)	80,000	81,005
4.50%, 09/18/2030(b)	375,000	361,310
Grand River Funding Trust I, 6.31%, 02/15/2036(b)	200,000	201,902
Grand River Funding Trust II, 7.28%, 02/15/2056(b)(f)	315,000	329,870
Principal Amount		Value
Life & Health Insurance–(continued)
High Street Funding Trust III, 5.81%, 02/15/2055(b)	$105,000	$99,867
Lincoln Financial Global Funding, 4.63%, 08/18/2030(b)	6,000	5,944
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(g)	784,000	721,280
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	200,000	199,462
Nippon Life Insurance Co. (Japan),
5.95%, 04/16/2054(b)(d)	226,000	226,067
6.50%, 04/30/2055(b)(d)	200,000	206,787
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	150,000	149,197
Protective Life Corp., 4.70%, 01/15/2031(b)	14,000	13,882
		2,812,884
Life Sciences Tools & Services–0.03%
Thermo Fisher Scientific, Inc.,
4.22%, 02/12/2031	23,000	22,765
4.55%, 06/15/2033	5,000	4,942
4.90%, 02/12/2036	14,000	13,906
		41,613
Managed Health Care–0.00%
UnitedHealth Group, Inc.,
5.25%, 02/15/2028	3,000	3,054
5.30%, 02/15/2030	2,000	2,057
5.35%, 02/15/2033	1,000	1,027
		6,138
Marine Transportation–0.08%
A.P. Moller - Maersk A/S, 5.88%, 09/14/2033(b)	1,000	1,046
NCL Corp. Ltd.,
5.88%, 01/15/2031(b)	67,000	65,135
6.25%, 09/15/2033(b)	65,000	63,117
		129,298
Metal, Glass & Plastic Containers–0.13%
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	112,000	114,201
5.44%, 04/03/2034	103,000	104,566
		218,767
Movies & Entertainment–0.00%
Netflix, Inc., 5.40%, 08/15/2054	1,000	969
Multi-Family Residential REITs–0.00%
Mid-America Apartments L.P., 5.30%, 02/15/2032	2,000	2,057
UDR, Inc., 5.13%, 09/01/2034	1,000	995
		3,052
Multi-line Insurance–0.15%
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	240,000	242,629
Multi-Utilities–0.27%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	3,000	3,003
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Multi-Utilities–(continued)
Dominion Energy, Inc.,
5.38%, 11/15/2032	$2,000	$2,047
6.00%, 02/15/2056(d)	3,000	2,983
DTE Energy Co., 4.95%, 07/01/2027	2,000	2,014
ENGIE S.A. (France), 5.25%, 04/10/2029(b)	204,000	208,845
NiSource, Inc.,
5.25%, 03/30/2028	3,000	3,048
5.85%, 04/01/2055	1,000	973
Sempra,
5.25%, 03/15/2036	131,000	129,203
6.88%, 10/01/2054(d)	3,000	3,034
WEC Energy Group, Inc.,
5.15%, 10/01/2027	2,000	2,022
4.75%, 01/15/2028	84,000	84,646
		441,818
Office REITs–0.10%
Boston Properties L.P.,
Conv., 2.00%, 10/01/2030(b)	148,000	135,050
5.75%, 01/15/2035	1,000	995
COPT Defense Properties L.P., 4.50%, 10/15/2030	5,000	4,937
Cousins Properties L.P.,
5.38%, 02/15/2032	2,000	2,013
4.88%, 03/01/2033	13,000	12,523
5.88%, 10/01/2034	2,000	2,027
Piedmont Operating Partnership L.P.,
6.88%, 07/15/2029	2,000	2,096
5.63%, 01/15/2033	8,000	7,778
		167,419
Oil & Gas Equipment & Services–0.23%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
4.05%, 03/11/2029	88,000	87,571
4.35%, 06/15/2031	138,000	136,223
Bristow Group, Inc., 6.75%, 02/01/2033(b)	144,000	145,649
		369,443
Oil & Gas Exploration & Production–0.04%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	23,000	24,002
Diamondback Energy, Inc.,
5.20%, 04/18/2027	3,000	3,024
5.15%, 01/30/2030	4,000	4,085
5.90%, 04/18/2064	1,000	947
EOG Resources, Inc.,
4.40%, 07/15/2028	1,000	1,003
5.35%, 01/15/2036	1,000	1,015
Expand Energy Corp., 5.38%, 03/15/2030	3,000	3,026
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.88%, 05/15/2034(b)	6,000	5,874
7.25%, 02/15/2035(b)	17,000	16,961
Woodside Finance Ltd. (Australia), 5.70%, 05/19/2032	2,000	2,075
		62,012
Principal Amount		Value
Oil & Gas Refining & Marketing–0.15%
Sunoco L.P.,
5.63%, 03/15/2031(b)	$67,000	$66,740
5.88%, 03/15/2034(b)	100,000	98,966
7.88%(b)(d)(e)	84,000	85,830
		251,536
Oil & Gas Storage & Transportation–1.49%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
6.63%, 02/01/2032(b)	36,000	36,921
5.75%, 10/15/2033(b)	181,000	179,117
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	1,000	1,049
Cheniere Energy, Inc., 5.20%, 07/30/2036(b)	62,000	61,391
Columbia Pipelines Holding Co. LLC,
6.06%, 08/15/2026(b)	3,000	3,014
5.10%, 10/01/2031(b)	4,000	4,025
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	1,000	947
Enbridge, Inc. (Canada),
4.85%, 03/27/2031	174,000	174,770
5.70%, 03/08/2033	1,000	1,036
5.45%, 03/27/2036(f)	325,000	327,923
7.63%, 01/15/2083(d)	2,000	2,161
Energy Transfer L.P.,
6.10%, 12/01/2028	2,000	2,079
6.40%, 12/01/2030	2,000	2,137
4.55%, 01/15/2031	27,000	26,765
5.35%, 01/15/2036	1,000	993
8.00%, 05/15/2054(d)	70,000	73,363
7.13%, 10/01/2054(d)	291,000	295,757
6.50%, 02/15/2056(d)	270,000	266,926
Enterprise Products Operating LLC,
4.30%, 06/20/2028	5,000	5,008
4.60%, 01/15/2031	6,000	6,012
5.20%, 01/15/2036	1,000	1,006
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036(b)	205,000	205,961
6.13%, 02/23/2038(b)	200,000	202,756
6.51%, 02/23/2042(b)	200,000	207,346
Kinder Morgan, Inc.,
5.15%, 06/01/2030	1,000	1,023
4.80%, 02/01/2033	2,000	1,985
5.20%, 06/01/2033	1,000	1,017
5.85%, 06/01/2035	1,000	1,048
MPLX L.P.,
4.80%, 02/15/2031	6,000	6,016
5.00%, 01/15/2033	6,000	5,958
5.40%, 09/15/2035	1,000	996
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	19,000	19,594
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	10,000	10,037
South Bow Canadian Infrastructure Holdings Ltd. (Canada), 7.63%, 03/01/2055(d)	67,000	69,021
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
South Bow USA Infrastructure Holdings LLC (Canada),
5.03%, 10/01/2029	$2,000	$2,014
5.58%, 10/01/2034	1,000	994
6.18%, 10/01/2054	1,000	954
Southern Co. Gas Capital Corp.,
Series A, 4.05%, 09/15/2028	4,000	3,971
Series B, 5.10%, 09/15/2035	1,000	987
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	39,000	40,144
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	36,000	38,945
9.88%, 02/01/2032(b)	14,000	15,043
Venture Global Plaquemines LNG LLC,
7.50%, 05/01/2033(b)	22,000	24,195
6.50%, 01/15/2034(b)	18,000	18,775
7.75%, 05/01/2035(b)	40,000	44,856
6.75%, 01/15/2036(b)	17,000	18,017
Western Midstream Operating L.P.,
4.80%, 03/01/2031	14,000	13,866
6.15%, 04/01/2033	1,000	1,044
5.45%, 11/15/2034	1,000	991
5.50%, 12/15/2035	1,000	984
Williams Cos., Inc. (The),
5.30%, 08/15/2028	2,000	2,043
4.80%, 11/15/2029	4,000	4,037
5.65%, 03/15/2033	1,000	1,033
5.80%, 11/15/2054	1,000	963
		2,439,014
Packaged Foods & Meats–0.02%
Campbell’s Co. (The),
5.20%, 03/21/2029	2,000	2,019
5.40%, 03/21/2034	1,000	971
Mars, Inc.,
4.80%, 03/01/2030(b)	4,000	4,043
5.00%, 03/01/2032(b)	1,000	1,012
McCormick & Co., Inc., 4.15%, 02/15/2029	20,000	19,810
Post Holdings, Inc., 6.25%, 10/15/2034(b)	6,000	5,881
		33,736
Paper Products–0.00%
Magnera Corp., 7.25%, 11/15/2031(b)	7,000	6,487
Passenger Airlines–0.16%
American Airlines Pass-Through Trust,
Series 2021-1, Class A, 2.88%, 07/11/2034	812	728
Series B, 5.65%, 11/11/2034	7,000	7,049
4.90%, 05/11/2038	3,000	2,930
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	25,452	25,487
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	2,000	1,981
5.31%, 10/20/2031(b)	2,000	1,957
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	3,128	2,876
Principal Amount		Value
Passenger Airlines–(continued)
Delta Air Lines, Inc.,
4.95%, 07/10/2028	$6,000	$6,023
5.25%, 07/10/2030	2,000	2,014
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	4,355	4,350
United Airlines Holdings, Inc.,
4.88%, 03/01/2029	185,000	181,408
5.38%, 03/01/2031	19,000	18,631
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	977	994
		256,428
Passenger Ground Transportation–0.01%
Uber Technologies, Inc.,
4.30%, 01/15/2030	4,000	3,969
4.15%, 01/15/2031	5,000	4,892
		8,861
Pharmaceuticals–0.77%
AstraZeneca Finance LLC (United Kingdom),
4.85%, 02/26/2029	1,000	1,017
4.90%, 02/26/2031	3,000	3,065
Bristol-Myers Squibb Co.,
5.75%, 02/01/2031	3,000	3,169
6.40%, 11/15/2063	1,000	1,072
EMD Finance LLC (Germany),
4.13%, 08/15/2028(b)	151,000	150,319
4.38%, 10/15/2030(b)	296,000	292,587
4.63%, 10/15/2032(b)	150,000	147,922
Merck & Co., Inc.,
4.15%, 03/15/2031	50,000	49,458
4.45%, 12/04/2032	11,000	10,928
5.70%, 12/04/2065	1,000	972
Novartis Capital Corp.,
4.40%, 03/18/2031	100,000	100,001
4.60%, 03/18/2033	108,000	107,573
4.90%, 03/18/2036	161,000	160,677
5.60%, 03/18/2046	70,000	70,158
5.70%, 03/18/2056	128,000	129,005
Pfizer, Inc.,
4.20%, 11/15/2030	14,000	13,907
4.50%, 11/15/2032	15,000	14,882
5.60%, 11/15/2055	1,000	981
5.70%, 11/15/2065	1,000	966
Zoetis, Inc., 4.15%, 08/17/2028	3,000	2,991
		1,261,650
Property & Casualty Insurance–0.04%
American International Group, Inc., 4.85%, 05/07/2030	4,000	4,043
Asurion LLC and Asurion Co-Issuer, Inc., 8.38%, 02/01/2034(b)	54,000	52,465
Travelers Cos., Inc. (The), 5.05%, 07/24/2035	1,000	1,002
		57,510
Rail Transportation–0.07%
Canadian Pacific Railway Co. (Canada),
4.00%, 03/15/2029	71,000	70,242
5.50%, 03/15/2056	53,000	50,772
		121,014
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Real Estate Development–0.00%
Essential Properties L.P., 5.40%, 12/01/2035	$1,000	$985
Prologis Targeted U.S. Logistics Fund L.P., 4.25%, 01/15/2031(b)	6,000	5,873
		6,858
Regional Banks–0.42%
Citizens Financial Group, Inc., 5.30%, 01/29/2036(d)	9,000	8,922
Huntington Bancshares, Inc.,
4.62%, 01/28/2032(d)	120,000	118,285
5.61%, 01/28/2041(d)	2,000	1,953
Pinnacle Bank, 5.63%, 02/15/2028	250,000	252,887
Pinnacle Financial Partners, Inc., 6.17%, 11/01/2030(d)	2,000	2,040
Regions Financial Corp., 5.72%, 06/06/2030(d)	1,000	1,026
Truist Financial Corp., 4.60%, 01/27/2032(d)	50,000	49,478
Zions Bancorporation N.A., 4.70%, 08/18/2028(d)	259,000	256,767
		691,358
Reinsurance–0.02%
Fortitude Global Funding, 4.63%, 10/06/2028(b)	5,000	4,952
Fortitude Group Holdings LLC, 6.25%, 04/01/2030(b)	2,000	2,038
Reinsurance Group of America, Inc., 6.38%, 09/15/2056(d)	25,000	24,175
RGA Global Funding, 5.00%, 08/25/2032(b)	3,000	2,969
		34,134
Renewable Electricity–0.01%
Idaho Power Co., 5.20%, 08/15/2034	1,000	1,015
Southern Power Co.,
Series A, 4.25%, 10/01/2030	6,000	5,925
Series B, 4.90%, 10/01/2035	1,000	968
		7,908
Research & Consulting Services–0.02%
Verisk Analytics, Inc., 4.45%, 03/15/2031	33,000	32,469
Restaurants–0.17%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	41,000	41,141
Arcos Dorados B.V. (Brazil), 6.38%, 01/29/2032(b)	220,000	226,490
McDonald’s Corp.,
4.80%, 08/14/2028	3,000	3,038
4.60%, 05/15/2030	1,000	1,009
4.40%, 02/12/2031	4,000	3,990
4.95%, 08/14/2033	1,000	1,017
		276,685
Retail REITs–0.02%
Brixmor Operating Partnership L.P., 4.85%, 02/15/2033	2,000	1,968
Principal Amount		Value
Retail REITs–(continued)
Kimco Realty OP LLC,
4.85%, 03/01/2035	$1,000	$980
5.30%, 02/01/2036	1,000	1,011
Kite Realty Group L.P., 4.95%, 12/15/2031	4,000	3,987
NNN REIT, Inc., 5.50%, 06/15/2034	1,000	1,017
Realty Income Corp.,
2.20%, 06/15/2028	2,000	1,910
5.63%, 10/13/2032	2,000	2,089
4.50%, 02/01/2033	2,000	1,951
Regency Centers L.P.,
5.00%, 07/15/2032	1,000	1,008
4.50%, 03/15/2033	7,000	6,829
5.25%, 01/15/2034	1,000	1,011
5.10%, 01/15/2035	1,000	999
		24,760
Security & Alarm Services–0.06%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	95,000	93,818
Self-Storage REITs–0.01%
Americold Realty Operating Partnership L.P., 5.60%, 05/15/2032	2,000	1,979
Extra Space Storage L.P.,
5.70%, 04/01/2028	2,000	2,043
4.95%, 01/15/2033	3,000	2,967
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	1,000	997
Prologis L.P.,
4.88%, 06/15/2028	2,000	2,024
4.75%, 01/15/2031	4,000	4,043
5.13%, 01/15/2034	1,000	1,011
		15,064
Semiconductors–1.56%
Broadcom, Inc., 5.20%, 07/15/2035	1,000	1,008
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)	205,000	212,260
5.50%, 01/25/2031(b)	200,000	204,342
6.15%, 01/25/2032(b)	405,000	423,116
5.90%, 01/25/2033(b)	213,000	219,168
5.88%, 01/25/2034(b)	110,000	111,476
6.25%, 01/25/2035(b)	272,000	285,172
6.10%, 01/25/2036(b)	205,000	211,404
6.20%, 01/25/2037(b)	200,000	206,917
6.40%, 01/25/2038(b)	153,000	159,681
6.30%, 01/25/2039(b)	200,000	208,592
Micron Technology, Inc.,
5.30%, 01/15/2031	2,000	2,094
5.65%, 11/01/2032	2,000	2,112
SK hynix, Inc. (South Korea),
4.25%, 09/11/2028(b)	205,000	203,910
4.38%, 09/11/2030(b)	114,000	113,034
		2,564,286
Single-Family Residential REITs–0.00%
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	1,000	955
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Soft Drinks & Non-alcoholic Beverages–0.01%
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	$3,000	$2,990
PepsiCo, Inc.,
4.10%, 01/15/2029	6,000	5,998
4.60%, 02/07/2030	3,000	3,040
		12,028
Sovereign Debt–2.12%
Benin Sukuk S.A. (Benin), 6.20%, 01/29/2033(b)	207,000	192,362
Brazilian Government International Bond (Brazil), 7.25%, 01/12/2056	200,000	196,610
Colombia Government International Bond (Colombia),
5.38%, 01/21/2029	410,000	406,720
6.13%, 01/21/2031	209,000	205,865
6.50%, 01/21/2033	221,000	216,691
Dominican Republic International Bond (Dominican Republic),
5.75%, 03/17/2034(b)	181,000	172,765
6.15%, 05/17/2038(b)	101,000	95,753
Egyptian Financial Co. for Sovereign Taskeek (The) (Egypt), 6.38%, 04/07/2029(b)	200,000	195,599
Guatemala Government Bond (Guatemala), 6.05%, 08/06/2031(b)	200,000	204,100
Israel Government International Bond (Israel), 5.00%, 01/13/2036	70,000	67,538
Korea National Oil Corp. (South Korea),
4.50%, 03/30/2029(b)	297,000	297,760
4.63%, 03/30/2031(b)	206,000	206,181
Kuwait International Government Bond (Kuwait), 4.14%, 10/09/2030(b)	200,000	195,930
Mexico Government International Bond (Mexico), 4.75%, 03/22/2031(f)	312,000	305,292
Republic of Poland Government International Bond (Poland), 5.75%, 11/16/2032	5,000	5,259
Romanian Government International Bond (Romania),
6.63%, 02/17/2028(b)	138,000	141,080
5.88%, 01/30/2029(b)	90,000	90,721
7.13%, 01/17/2033(b)	62,000	64,913
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	210,000	209,685
		3,470,824
Specialized Consumer Services–0.13%
Rentokil Terminix Funding LLC,
5.00%, 04/28/2030(b)	208,000	208,909
5.63%, 04/28/2035(b)	6,000	6,045
		214,954
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The),
4.30%, 08/15/2028	5,000	4,991
4.50%, 08/15/2030	5,000	4,992
		9,983
Principal Amount		Value
Steel–0.25%
Cleveland-Cliffs, Inc.,
6.88%, 11/01/2029(b)	$45,000	$45,026
7.63%, 01/15/2034(b)	163,000	159,401
POSCO Holdings, Inc. (South Korea), 5.13%, 05/07/2030(b)	211,000	213,017
		417,444
Systems Software–0.23%
Oak-Eagle AcquireCo, Inc., 7.25%, 07/01/2033(b)	71,000	73,609
Oracle Corp.,
4.55%, 02/04/2029	71,000	70,117
4.78% (SOFR + 1.11%), 02/04/2029(c)	53,000	52,537
4.45%, 09/26/2030	3,000	2,892
4.95%, 02/04/2031	95,000	92,984
6.25%, 11/09/2032	1,000	1,027
4.90%, 02/06/2033	1,000	948
5.35%, 05/04/2033	17,000	16,555
5.70%, 02/04/2036	17,000	16,353
6.55%, 02/04/2046	24,000	22,406
6.90%, 11/09/2052	1,000	945
5.38%, 09/27/2054	1,000	776
6.00%, 08/03/2055	1,000	839
5.95%, 09/26/2055	1,000	842
6.70%, 02/04/2056	17,000	15,790
5.50%, 09/27/2064	1,000	767
6.13%, 08/03/2065	1,000	833
6.85%, 02/04/2066	6,000	5,521
		375,741
Telecom Tower REITs–0.06%
SBA Communications Corp., 3.88%, 02/15/2027	95,000	94,091
Tobacco–0.03%
B.A.T. Capital Corp. (United Kingdom),
5.83%, 02/20/2031	1,000	1,047
4.63%, 03/22/2033	2,000	1,958
6.00%, 02/20/2034	1,000	1,057
7.08%, 08/02/2043	1,000	1,100
Philip Morris International, Inc.,
4.38%, 11/01/2027	4,000	4,011
5.13%, 11/17/2027	3,000	3,041
4.88%, 02/15/2028	1,000	1,011
4.13%, 04/28/2028	3,000	2,996
5.25%, 09/07/2028	2,000	2,051
4.88%, 02/13/2029	2,000	2,030
4.63%, 11/01/2029	4,000	4,037
4.38%, 04/30/2030	2,000	1,990
4.00%, 10/29/2030	6,000	5,877
5.13%, 02/13/2031	1,000	1,024
4.75%, 11/01/2031	4,000	4,020
5.75%, 11/17/2032	2,000	2,106
5.38%, 02/15/2033	3,000	3,085
5.63%, 09/07/2033	1,000	1,044
4.88%, 04/30/2035	1,000	985
		44,470
Trading Companies & Distributors–0.13%
Air Lease Corp., Series B, 4.65%(d)(e)	60,000	59,891
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Trading Companies & Distributors–(continued)
Aircastle Ltd./Aircastle Ireland DAC, 5.00%, 09/15/2030(b)	$150,000	$149,717
Ferguson Enterprises, Inc., 4.35%, 03/15/2031	6,000	5,906
		215,514
Transaction & Payment Processing Services–0.00%
Mastercard, Inc., 4.85%, 03/09/2033	1,000	1,014
Wireless Telecommunication Services–0.05%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	83,600	84,029
T-Mobile USA, Inc.,
5.65%, 01/15/2053	1,000	946
6.00%, 06/15/2054	1,000	991
5.88%, 11/15/2055	1,000	976
5.70%, 01/15/2056	1,000	952
		87,894
Total U.S. Dollar Denominated Bonds & Notes (Cost $75,207,912)		75,345,614

Asset-Backed Securities–29.91%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(h)	128	127
AGL CLO 17 Ltd., Series 2022-17A, Class AR, 4.62% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(c)	307,000	306,481
ALA Trust, Series 2025-OANA, Class B, 5.52% (1 mo. Term SOFR + 1.84%), 06/15/2040(b)(c)	610,000	612,536
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	380,000	373,246
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(h)	13,376	13,123
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(h)	59,447	57,170
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(h)	6,074	5,888
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(h)	59,043	51,341
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(h)	148,599	129,299
Series 2022-1, Class A1, 3.88%, 12/25/2066(b)	267,892	253,352
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	63,922	64,186
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	207,688	207,988
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	269,913	271,191
Series 2025-HB1, Class A1, 5.46% (30 Day Average SOFR + 1.80%), 02/25/2055(b)(c)	66,656	66,954
Ares LIII CLO Ltd., Series 2019-53A, Class A1R2, 4.76% (3 mo. Term SOFR + 1.09%), 10/24/2036(b)(c)	250,000	249,250
Principal Amount		Value

Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	$560,000	$557,233
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	102,000	103,469
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	354,000	360,984
Series 2025-3A, Class A, 4.17%, 02/20/2030(b)	156,000	154,901
Series 2025-3A, Class B, 4.46%, 02/20/2030(b)	100,000	98,996
Series 2025-4A, Class A, 4.40%, 02/20/2032(b)	350,000	345,905
Series 2025-4A, Class B, 4.77%, 02/20/2032(b)	154,000	151,312
Series 2025-4A, Class C, 5.26%, 02/20/2032(b)	100,000	97,981
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-3A, Class ARR, 4.70% (3 mo. Term SOFR + 1.03%), 10/21/2034(b)(c)	250,000	249,342
Series 2021-1A, Class AR, 4.61% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(c)	175,000	174,522
Series 2021-3A, Class AR, 4.73% (3 mo. Term SOFR + 1.06%), 07/24/2034(b)(c)	250,000	249,505
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	27,270	23,757
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(h)	6,797	5,987
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	17,524	15,027
Bank, Series 2019-BNK16, Class XA, IO, 0.93%, 02/15/2052(i)	1,358,476	27,243
Bank5, Series 2024-5YR10, Class A, 5.64%, 10/15/2057	90,000	91,618
Barings CLO Ltd., Series 2021-2A, Class A1R, 4.74% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(c)	320,000	319,849
Barings Equipment Finance LLC, Series 2025-B, Class A3, 4.13%, 10/13/2032(b)	200,000	199,060
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(h)	258,902	225,345
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(h)	258,902	215,571
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(h)	222,203	199,868
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(h)	260,460	226,532
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(h)	317,594	265,027
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(c)	15,971	15,479
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(c)	19,150	18,597
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Beechwood Park CLO Ltd., Series 2019-1A, Class A1RR, 4.74% (3 mo. Term SOFR + 1.07%), 01/17/2035(b)(c)	$250,000	$249,684
Benchmark Mortgage Trust,
Series 2018-B1, Class XA, IO, 0.52%, 01/15/2051(i)	1,070,824	8,987
Series 2019-B14, Class A5, 3.05%, 12/15/2062	90,000	85,066
Series 2026-V20, Class AM, 5.44%, 02/15/2059	105,000	106,100
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, Class A1R, 4.77% (3 mo. Term SOFR + 1.10%), 04/25/2034(b)(c)	240,000	239,750
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(c)	278,000	277,305
BlackRock CLO L.P., Series 2025-2A, Class A, 5.05% (3 mo. Term SOFR + 1.27%), 11/21/2033(b)(c)	250,000	250,096
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(h)	13,547	13,365
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.01%, 06/15/2044(b)(h)	660,000	672,145
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 4.64% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(c)	175,557	175,476
Series 2024-VLT5, Class A, 5.05%, 11/13/2046(b)(h)	350,000	350,509
Series 2024-VLT5, Class B, 5.41%, 11/13/2046(b)(h)	130,000	131,740
Series 2026-CSMO, Class A, 5.07% (1 mo. Term SOFR + 1.40%), 02/15/2043(b)(c)	470,000	470,704
BX Trust,
Series 2022-LBA6, Class A, 4.67% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(c)	320,000	320,013
Series 2022-LBA6, Class B, 4.97% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(c)	230,000	230,053
Series 2022-LBA6, Class C, 5.27% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(c)	100,000	100,042
Series 2025-VLT6, Class A, 5.12% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(c)	185,000	183,995
Series 2025-VLT7, Class A, 5.37% (1 mo. Term SOFR + 1.70%), 07/15/2044(b)(c)	358,000	357,046
Series 2025-VOLT, Class A, 5.37% (1 mo. Term SOFR + 1.70%), 12/15/2044(b)(c)	250,000	249,674
Series 2025-VOLT, Class B, 5.77% (1 mo. Term SOFR + 2.10%), 12/15/2044(b)(c)	230,000	228,801
Series 2025-VOLT, Class C, 6.02% (1 mo. Term SOFR + 2.35%), 12/15/2044(b)(c)	310,000	308,832
Series 2025-VOLT, Class D, 6.42% (1 mo. Term SOFR + 2.75%), 12/15/2044(b)(c)	105,000	104,544
Principal Amount		Value

Series 2026-OPTM, Class A, 4.95% (1 mo. Term SOFR + 1.20%), 03/15/2039(b)(c)	$305,000	$303,352
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-4A, Class A1R3, 4.59% (3 mo. Term SOFR + 0.92%), 07/20/2032(b)(c)	170,124	170,347
Series 2015-5A, Class A1R4, 4.55% (3 mo. Term SOFR + 0.88%), 01/20/2032(b)(c)	304,184	304,347
Carlyle US CLO Ltd., Series 2022-1A, Class A1R, 4.65% (3 mo. Term SOFR + 0.98%), 04/15/2035(b)(c)	254,120	254,114
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.87%, 11/13/2050(i)	515,106	4,970
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR3, 4.76% (3 mo. Term SOFR + 1.09%), 04/20/2034(b)(c)	500,000	499,800
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 4.73% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(c)	152,292	152,595
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055(b)	235,000	224,703
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(h)	2,902	2,764
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(h)	16,742	15,312
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(h)	16,739	15,530
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(h)	21,929	20,365
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.66%, 01/25/2036(h)	20,217	18,850
CIFC Funding Ltd., Series 2022-3A, Class AR, 4.62% (3 mo. Term SOFR + 0.95%), 04/21/2035(b)(c)	301,000	301,147
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.97%, 10/12/2050(i)	1,528,733	17,209
Citigroup Mortgage Loan Trust,
Series 2006-AR1, Class 1A1, 5.90% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(c)	43,189	42,050
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(h)	256,260	213,372
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(h)	164,459	165,499
CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, 06/20/2050(b)	92,792	93,723
Clover CLO LLC, Series 2021-3A, Class AR, 4.74% (3 mo. Term SOFR + 1.07%), 01/25/2035(b)(c)	265,000	264,337
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(h)	$63,511	$57,765
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(h)	163,461	150,381
Series 2022-2, Class A1, 3.99%, 02/25/2067(b)	182,697	174,584
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(h)	235,695	230,833
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/2050(b)	130,000	128,132
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	1,657	1,629
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	23,422	13,307
Series 2005-J4, Class A7, 5.50%, 11/25/2035	2,747	2,248
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(h)	25,903	23,244
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(h)	66,076	59,428
Series 2022-ATH1, Class A1A, 3.87%, 01/25/2067(b)(h)	221,358	216,387
Series 2022-ATH1, Class A1B, 4.35%, 01/25/2067(b)(h)	115,000	107,060
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(h)	204,066	203,542
Cross Mortgage Trust,
Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)	107,079	107,748
Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(h)	238,897	239,815
Series 2026-NQM3, Class A1, 5.13%, 03/25/2071(b)(h)	210,000	209,698
Series 2026-NQM4, Class A1, 5.49%, 04/25/2071(b)(h)	130,000	130,160
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	776,000	705,528
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 4.50%, 06/25/2034(h)	4,321	4,103
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	91,532	39,107
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	46,750	46,279
Series 2025-1A, Class A2I, 4.89%, 08/20/2055(b)	119,700	118,832
Series 2025-1A, Class A2II, 5.17%, 08/20/2055(b)	89,775	88,677
Domino’s Pizza Master Issuer LLC,
Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	104,640	100,669
Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	370,000	369,278
Series 2025-1A, Class A2II, 5.22%, 07/25/2055(b)	300,000	299,157
Principal Amount		Value

Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(h)	$6,797	$6,625
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(h)	22,655	19,819
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(h)	180,812	161,894
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)	203,100	202,587
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)	123,997	123,682
Series 2025-NQM2, Class A1, 5.60%, 06/25/2070(b)(h)	230,001	231,071
Series 2026-NQM3, Class A1, 5.03%, 03/25/2071(b)(h)	360,810	359,617
Enterprise Fleet Financing LLC,
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	52,000	53,246
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	110,000	110,666
Series 2025-4, Class A3, 4.11%, 12/20/2029(b)	160,000	159,229
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 4.44% (1 mo. Term SOFR + 0.76%), 11/25/2035(c)	48,924	17,709
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(h)	358,831	322,389
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(h)	115,917	104,451
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 4.62% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(c)	250,000	249,379
GCAT Trust,
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(h)	6,878	6,761
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	130,651	131,335
GGP Trust, Series 2026-TY, Class A, 4.67%, 03/05/2043(b)(h)	285,000	281,876
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.36%, 04/19/2036(h)	26,461	22,026
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 4.82% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(c)	250,000	250,089
Golub Capital Partners CLO 53(B) Ltd., Series 2021-53A, Class AR, 4.65% (3 mo. Term SOFR + 0.98%), 07/20/2034(b)(c)	451,000	450,098
GS Mortgage Securities Trust,
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	50,000	47,218
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	300,000	275,172
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

GS Mortgage-Backed Securities Trust,
Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(h)	$209,838	$188,611
Series 2025-HE1, Class A1, 5.21% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(c)	114,153	114,375
Series 2025-NQM4, Class A1, 5.01%, 10/25/2065(b)	244,536	243,783
Series 2025-NQM5, Class A1, 5.01%, 07/25/2065(b)	226,383	225,336
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.99%, 07/25/2035(h)	3,914	3,774
Harbor Park CLO Ltd., Series 2018-1A, Class AR2, 4.62% (3 mo. Term SOFR + 0.95%), 01/20/2031(b)(c)	273,093	273,120
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	113,000	111,448
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	103,000	101,543
Hilton Grand Vacations Trust, Series 2025-1A, Class A, 4.88%, 05/27/2042(b)	241,273	242,219
Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(b)	99,750	97,248
IP Mortgage Trust,
Series 2025-IP, Class A, 5.25%, 06/10/2042(b)(h)	294,000	296,630
Series 2025-IP, Class B, 5.54%, 06/10/2042(b)(h)	280,000	282,559
J.P. Morgan Mortgage Trust,
Series 2025-NQM3, Class A1, 5.50%, 11/25/2065(b)(h)	242,841	243,786
Series 2025-NQM4, Class A1, 4.95%, 03/25/2066(b)(h)	64,924	64,702
Jersey Mike’s Funding, Series 2025- 1A, Class A2, 5.61%, 08/16/2055(b)	199,000	202,315
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(h)	6,844	6,844
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(h)	282,691	241,091
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(h)	35,052	34,904
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(h)	183,197	184,246
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(h)	245,000	231,109
Series 2015-C27, Class XA, IO, 0.57%, 02/15/2048(i)	245,995	70
Juniper Valley Park CLO Ltd., Series 2023-1A, Class ARR, 4.75% (3 mo. Term SOFR + 1.08%), 07/20/2036(b)(c)	530,000	529,119
KKR CLO 15 Ltd., Series 15, Class A1R2, 4.77% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(c)	94,860	94,894
Life Mortgage Trust, Series 2021-BMR, Class C, 4.89% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(c)	11,748	11,643
Principal Amount		Value

Lightpath Fiber Issuer LLC,
Series 2026-1A, Class A2, 5.60%, 03/25/2056(b)	$300,000	$299,900
Series 2026-1A, Class B, 5.89%, 03/25/2056(b)	100,000	100,138
Magnetite XXXI Ltd., Series 2021-31A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2034(b)(c)	355,000	354,112
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 3.99% (1 mo. Term SOFR + 0.31%), 08/25/2036(c)	33,428	11,395
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(h)	151,724	136,240
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(h)	151,126	134,810
Merchants Fleet Funding LLC, Series 2025-1A, Class A, 4.49%, 01/20/2039(b)	110,000	110,224
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(h)	2,326	2,222
Metronet Infrastructure Issuer LLC, Series 2025-4A, Class A2, 5.16%, 12/20/2055(b)	110,000	109,748
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(h)	175,769	159,699
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 4.49% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(c)	125,000	124,956
Series 2021-STOR, Class B, 4.69% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(c)	105,000	104,969
MILE Trust,
Series 2025-STNE, Class A, 5.17% (1 mo. Term SOFR + 1.50%), 07/15/2042(b)(c)	610,000	609,384
Series 2025-STNE, Class B, 5.37% (1 mo. Term SOFR + 1.70%), 07/15/2042(b)(c)	100,000	99,673
Series 2025-STNE, Class C, 5.77% (1 mo. Term SOFR + 2.10%), 07/15/2042(b)(c)	100,000	99,585
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class B, 5.69%, 11/15/2058(h)	142,000	143,452
Morgan Stanley Capital I Trust,
Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(i)	529,919	5,941
Series 2019-L2, Class A4, 4.07%, 03/15/2052	80,000	78,905
Series 2019-L3, Class AS, 3.49%, 11/15/2052	60,000	56,611
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(b)(h)	165,765	149,533
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-3, Class A1, 6.00%, 07/25/2054(b)(h)	$104,580	$104,664
Series 2024-NQM5, Class A1, 5.65%, 10/25/2069(b)(h)	178,807	179,829
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(h)	309,243	312,175
Series 2025-NQM8, Class A1, 4.96%, 09/25/2070(b)(h)	201,727	201,460
Series 2026-NQM3, Class A1, 5.21%, 03/25/2071(b)(h)	100,000	99,831
Navient Refinance Loan Trust, Series 2025-A, Class A, 5.15%, 02/16/2055(b)	141,035	141,826
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, Class AR2, 4.63% (3 mo. Term SOFR + 0.96%), 10/20/2036(b)(c)	250,000	249,500
Neuberger Berman Loan Advisers CLO 47 Ltd., Series 2022-47A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 04/16/2035(b)(c)	270,000	269,805
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(h)	8,055	7,769
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(h)	13,613	12,846
Series 2022-NQM2, Class A1, 3.85%, 03/27/2062(b)(h)	182,485	172,511
Series 2024-NQM3, Class A1, 5.47%, 11/25/2064(b)	73,074	73,677
NextGear Floorplan Master Owner Trust, Series 2025-2A, Class A2, 4.23%, 10/15/2030(b)	100,000	99,655
Oaktree CLO Ltd., Series 2021-2A, Class AR, 4.64% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(c)	250,000	248,993
OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(h)	238,197	205,852
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(h)	205,583	186,511
Series 2022-NQM2, Class A1B, 4.38%, 01/25/2062(b)	235,000	218,399
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)	120,952	120,767
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(b)(h)	76,920	77,160
Series 2025-HE2, Class A1, 5.11% (30 Day Average SOFR + 1.45%), 08/25/2055(b)(c)	165,720	166,054
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(h)	189,052	170,051
One Bryant Park Trust, Series 2019- OBP, Class A, 2.52%, 09/15/2054(b)	114,000	105,421
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2025-2A, Class A1, 4.61% (3 mo. Term SOFR + 0.94%), 07/15/2033(b)(c)	508,264	508,183
Series 2025-3A, Class A1, 4.66% (3 mo. Term SOFR + 0.95%), 01/15/2034(b)(c)	275,000	274,890
Principal Amount		Value

Pikes Peak CLO 6, Series 2020-6A, Class ARR, 4.60% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(c)	$250,000	$249,732
Planet Fitness Master Issuer LLC,
Series 2025-1A, Class A2I, 5.27%, 12/06/2055(b)	100,000	100,105
Series 2025-1A, Class A2II, 5.65%, 12/06/2055(b)	100,000	98,914
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(h)	102,368	103,610
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	196,924	186,496
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	237,978	236,982
Provident Funding Mortgage Trust, Series 2025-4, Class A1, 6.00%, 09/25/2055(b)(h)	312,773	315,158
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	357,105	370,623
Rate Mortgage Trust,
Series 2024-J4, Class A1, 6.00%, 12/25/2054(b)(h)	143,151	144,465
Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(h)	111,463	112,041
Series 2025-J2, Class A5, 5.50%, 07/25/2055(b)(h)	128,568	128,745
RCKT Mortgage Trust,
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055(b)	181,297	182,032
Series 2025-CES7, Class A1A, 5.38%, 07/25/2055(b)	121,105	121,447
Series 2026-CES1, Class A1A, 4.83%, 01/25/2056(b)	156,012	154,945
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	201	162
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	2,688	2,225
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(h)	683	682
RR 17 Ltd., Series 2021-17A, Class A1AR, 4.74% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(c)	625,000	624,966
RUN Trust, Series 2022-NQM1, Class A1, 5.00%, 03/25/2067(b)	173,027	169,490
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class A, 4.92% (1 mo. Term SOFR + 1.25%), 08/15/2042(b)(c)	145,000	144,911
Sequoia Mortgage Trust, Series 2025-10, Class A1, 5.50%, 11/25/2055(b)(h)	319,197	317,852
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(h)	287,053	273,182
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(h)	94,482	87,732
Shackleton CLO Ltd., Series 2015-7RA, Class ARR, 4.77% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(c)	28,374	28,382
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

SHRN Trust,
Series 2025-MF18, Class A, 4.87% (1 mo. Term SOFR + 1.20%), 10/15/2040(b)(c)	$520,000	$519,361
Series 2025-MF18, Class B, 5.12% (1 mo. Term SOFR + 1.45%), 10/15/2040(b)(c)	100,000	100,023
Signal Peak CLO 1 Ltd., Series 2014- 1A, Class AR4, 4.75% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(c)	372,000	371,872
Signal Peak CLO 4 Ltd., Series 2017- 4A, Class AR2, 4.79% (3 mo. Term SOFR + 1.12%), 10/26/2034(b)(c)	600,000	599,659
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	47,208	46,764
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	152,800	142,129
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	296,050	253,671
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(h)	71,620	67,581
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(h)	6,317	6,090
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(h)	7,886	7,588
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(h)	267,922	237,208
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(h)	207,140	186,705
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 4.75%, 09/25/2034(h)	345	342
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs., Series 2003-34A, Class 5A5, 5.64%, 11/25/2033(h)	12,663	12,455
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	190,587	191,223
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	209,350	210,852
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	207,375	209,434
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	217,250	212,372
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	197,500	195,295
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	202,437	199,939
Switch ABS Issuer LLC, Series 2025- 2A, Class A21, 5.12%, 10/25/2055(b)	140,000	136,974
Symphony CLO XX Ltd., Series 2018- 20A, Class AR2, 4.77% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(c)	109,120	109,312
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, 4.57% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(c)	209,733	209,829
Symphony CLO XXII Ltd., Series 2020-22A, Class A1AR, 4.85% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(c)	176,842	176,863
Principal Amount		Value

Symphony CLO XXIII Ltd., Series 2020-23A, Class AR2, 4.57% (3 mo. Term SOFR + 0.90%), 01/15/2034(b)(c)	$180,464	$180,484
Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	280,000	282,954
Taco Bell Funding LLC,
Series 2025-1A, Class A2I, 4.82%, 08/25/2055(b)	400,000	394,737
Series 2025-1A, Class A2II, 5.05%, 08/25/2055(b)	260,000	254,703
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	266,933	252,118
Thayer Park, CLO Ltd., Series 2017- 1A, Class A1RR, 4.67% (3 mo. Term SOFR + 1.00%), 04/20/2034(b)(c)	250,000	249,613
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 4.66%, 04/25/2045(h)	9,232	9,115
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	239,641	228,347
Tricon Residential Trust, Series 2025-SFR1, Class A, 4.77% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(c)	192,673	192,370
UBS Commercial Mortgage Trust,
Series 2017-C5, Class XA, IO, 1.09%, 11/15/2050(i)	675,110	7,440
Series 2019-C16, Class A4, 3.60%, 04/15/2052	80,000	77,377
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.24%, 11/15/2055(b)	210,000	207,183
VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.69%, 03/15/2056(b)	200,000	196,764
VDCM Commercial Mortgage Trust,
Series 2025-AZ, Class A, 4.72%, 07/13/2044(b)(h)	695,000	695,538
Series 2025-AZ, Class B, 4.95%, 07/13/2044(b)(h)	100,000	99,916
Series 2025-AZ, Class C, 5.45%, 07/13/2044(b)(h)	235,000	236,615
Series 2025-AZ, Class D, 5.81%, 07/13/2044(b)(h)	245,000	247,631
Verus Securitization Trust,
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(h)	51,841	47,275
Series 2021-7, Class A1, 2.83%, 10/25/2066(b)	221,811	203,644
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(h)	26,477	25,663
Series 2022-1, Class A1, 3.72%, 01/25/2067(b)	175,812	166,350
Series 2022-3, Class A1, 5.13%, 02/25/2067(b)	125,021	119,634
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(h)	101,113	101,035
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	15,910	15,477
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 5.66%, 10/25/2033(h)	$12,266	$11,904
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(h)	33,038	31,391
Series 2005-AR16, Class 1A1, 4.43%, 12/25/2035(h)	13,805	12,786
Wells Fargo Commercial Mortgage Trust,
Series 2017-C42, Class XA, IO, 0.82%, 12/15/2050(i)	713,478	8,300
Series 2026-C66, Class A5, 5.65%, 04/15/2059	90,000	93,324
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	55,032	54,045
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/2035(b)(h)	435,000	437,346
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	507,000	511,254
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	13,175	12,951
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	488,482	463,980
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	123,125	125,012
Zayo Issuer LLC,
Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	219,000	223,129
Series 2025-3A, Class A2, 5.57%, 10/20/2055(b)	250,000	251,043
Total Asset-Backed Securities (Cost $50,376,352)		49,079,648
U.S. Government Sponsored Agency Mortgage-Backed Securities–25.50%
Collateralized Mortgage Obligations–0.31%
Fannie Mae Interest STRIPS,
IO, 7.00%, 02/25/2028 to 04/25/2032(j)	28,806	3,698
6.50%, 04/25/2029 to 02/25/2033(i)(j)	98,691	10,710
7.50%, 11/25/2029(j)	4,093	364
6.00%, 02/25/2033 to 03/25/2036(i)(j)	91,380	13,183
5.50%, 09/25/2033 to 06/25/2035(i)(j)	133,765	16,672
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(j)	$5,323	$60
3.32% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(c)(j)	11,662	570
4.11% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 to 12/18/2031(c)(j)	981	82
4.12% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(c)(j)	21,539	1,696
3.47% (7.25% - (30 Day Average SOFR + 0.11%)), 01/25/2032(c)(j)	1,093	76
4.17% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(c)(j)	5,669	466
4.21% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032 to 12/18/2032(c)(j)	2,010	177
4.32% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(c)(j)	1,733	161
3.22% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 09/25/2032(c)(j)	5,635	473
4.02% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(c)(j)	185	18
4.22% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(c)(j)	84,061	8,271
4.31% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(c)(j)	5,443	312
4.47% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(c)(j)	32,852	4,439
7.00%, 04/25/2033(j)	1,368	210
2.27% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(c)(j)	16,980	1,303
2.97% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 05/25/2035(c)(j)	4,308	193
2.82% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(c)(j)	10,553	453
2.92% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(c)(j)	40,815	3,280
3.50%, 08/25/2035(j)	106,802	10,266
2.32% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(c)(j)	47,490	4,200
4.00%, 04/25/2041 to 08/25/2047(j)	36,201	5,422
2.77% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(c)(j)	10,361	738
2.37% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(c)(j)	32,635	3,419
5.50%, 07/25/2046(j)	29,192	3,674
2.12% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(c)(j)	226,924	22,206
6.50%, 10/25/2028 to 11/25/2029	15,016	15,194
6.00%, 11/25/2028 to 12/25/2031	22,609	23,140
4.03% (30 Day Average SOFR + 0.36%), 08/25/2035(c)	164	163
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
10.72% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(c)	$18,776	$21,914
10.35% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(c)	11,093	13,041
10.35% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(c)	8,277	9,166
4.72% (30 Day Average SOFR + 1.05%), 06/25/2037(c)	7,874	7,963
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K735, Class X1, IO, 0.96%, 05/25/2026(i)	1,234,839	712
Series K083, Class AM, 4.03%, 10/25/2028(h)	23,000	22,909
Series K085, Class AM, 4.06%, 10/25/2028(h)	23,000	22,930
Series K089, Class AM, 3.63%, 01/25/2029(h)	39,000	38,423
Series K088, Class AM, 3.76%, 01/25/2029(h)	92,000	90,944
Series K093, Class X1, IO, 0.94%, 05/25/2029(i)	1,540,087	37,530
Freddie Mac REMICs,
IO, 3.86% (7.65% - (30 Day Average SOFR + 0.11%)), 07/15/2026 to 03/15/2029(c)(j)	4,716	170
3.00%, 06/15/2027 to 12/15/2027(j)	19,731	238
2.50%, 05/15/2028(j)	6,918	123
4.31% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(c)(j)	243	13
2.91% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(c)(j)	86,622	5,097
2.96% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(c)(j)	8,960	515
2.93% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(c)(j)	6,268	352
2.36% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(c)(j)	1,587	70
3.21% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(c)(j)	1,996	191
2.21% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(c)(j)	2,668	214
2.28% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(c)(j)	65,784	5,016
2.46% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(c)(j)	14,446	1,221
2.31% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(c)(j)	31,692	2,985
6.50%, 02/15/2028 to 06/15/2032	67,263	68,683
8.00%, 03/15/2030	131	135
4.79% (30 Day Average SOFR + 1.11%), 02/15/2032(c)	215	217
3.50%, 05/15/2032	3,384	3,326
10.87% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(c)	2,591	3,020
4.19% (30 Day Average SOFR + 0.51%), 09/15/2035(c)	379	376
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac STRIPS,
PO, 0.00%, 06/01/2026(k)	$38	$38
IO, 3.00%, 12/15/2027(j)	7,117	106
3.15%, 12/15/2027(i)	2,270	39
7.00%, 09/01/2029(j)	502	39
7.50%, 12/15/2029(j)	12,028	1,054
6.00%, 12/15/2032(j)	8,116	918
		514,977
Federal Home Loan Mortgage Corp. (FHLMC)–0.10%
6.50%, 07/01/2028 to 04/01/2034	16,110	16,679
6.00%, 10/01/2029	14,251	14,548
7.00%, 10/01/2031 to 10/01/2037	8,399	8,832
5.00%, 12/01/2034	284	283
5.50%, 09/01/2039	50,484	51,975
4.00%, 11/01/2048 to 07/01/2049	67,885	64,976
		157,293
Federal National Mortgage Association (FNMA)–0.40%
7.00%, 01/01/2030 to 12/01/2032	2,500	2,626
3.50%, 12/01/2030 to 05/01/2047	270,428	253,930
3.93%, 12/01/2030	383,000	377,957
6.50%, 09/01/2031 to 01/01/2034	1,104	1,142
7.50%, 01/01/2033	395	405
5.50%, 02/01/2035 to 05/01/2036	24,249	24,744
		660,804
Government National Mortgage Association (GNMA)–3.55%
7.00%, 07/15/2031	78	80
6.50%, 11/15/2031	479	490
6.00%, 11/15/2032	323	330
4.00%, 07/20/2049	20,055	19,048
IO, 2.76% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(c)(j)	11,921	587
2.86% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(c)(j)	63,538	3,833
4.50%, 09/16/2047(j)	78,218	13,947
2.41% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(c)(j)	80,749	9,494
TBA, 2.00%, 04/01/2056(l)	345,000	285,083
2.50%, 04/01/2056(l)	1,297,000	1,116,028
4.50%, 04/01/2056(l)	1,398,000	1,350,767
5.00%, 04/01/2056(l)	688,000	681,489
5.50%, 04/01/2056(l)	1,247,000	1,255,137
6.00%, 04/01/2056(l)	1,073,000	1,091,201
		5,827,514
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Uniform Mortgage-Backed Securities–21.14%
TBA, 2.00%, 04/01/2041 to 05/01/2056(l)	$6,770,103	$5,547,231
4.50%, 04/01/2041 to 04/01/2056(l)	3,167,318	3,082,718
5.00%, 04/01/2041 to 04/01/2056(l)	6,429,233	6,360,322
2.50%, 04/01/2056(l)	6,082,701	5,115,171
3.00%, 04/01/2056(l)	4,827,457	4,240,882
3.50%, 04/01/2056(l)	2,618,701	2,401,031
4.00%, 04/01/2056(l)	2,114,696	1,995,761
5.50%, 04/01/2056(l)	2,591,723	2,604,065
6.00%, 04/01/2056(l)	1,996,845	2,035,752
6.50%, 04/01/2056(l)	1,250,000	1,293,325
		34,676,258
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $43,471,733)		41,836,846
U.S. Treasury Securities–13.62%
U.S. Treasury Bills–0.64%
3.52% - 4.14%, 05/14/2026(m)(n)	1,056,000	1,051,419
3.69%, 09/17/2026(m)(n)	8,000	7,865
		1,059,284
U.S. Treasury Bonds–4.12%
4.63%, 02/15/2046	828,000	798,308
4.63%, 11/15/2055	6,235,500	5,958,800
		6,757,108
U.S. Treasury Notes–8.86%
3.88%, 03/31/2028	1,230,700	1,232,575
3.50%, 03/15/2029	3,235,200	3,206,765
3.88%, 03/31/2031	718,800	716,526
4.25%, 03/31/2033	1,144,700	1,152,659
4.13%, 02/15/2036(f)	8,354,600	8,224,712
		14,533,237
Total U.S. Treasury Securities (Cost $22,702,236)		22,349,629
Variable Rate Senior Loan Interests–0.87%(o)(p)
Broadcasting–0.13%
Nexstar Broadcasting, Inc., Term Loan, —%, 04/15/2033(q)	208,148	206,067
Interactive Home Entertainment–0.21%
Oak-Eagle AcquireCo, Inc. (Electronic Arts, Inc; EA), Term Loan, —%, 03/23/2033(q)	350,333	348,581
Restaurants–0.53%
Raising Cane’s Restaurants LLC, Term Loan, 5.67% (1 mo. Term SOFR + 2.00%), 11/03/2032	877,800	873,687
Total Variable Rate Senior Loan Interests (Cost $1,426,750)		1,428,335
Shares
Preferred Stocks–0.62%
Aerospace & Defense–0.04%
Boeing Co. (The), 6.00%, Conv. Pfd.	1,000	64,880
Diversified Banks–0.09%
Citigroup, Inc., 6.25%, Series II, Pfd.	5,525	136,191
Shares			Value
Diversified Banks–(continued)
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.		10	$11,550
			147,741
Diversified Financial Services–0.21%
Apollo Global Management, Inc., 7.63%, Pfd.(d)		13,475	342,670
Electric Utilities–0.03%
Southern Co. (The), 7.13%, Series A, Conv. Pfd.		1,000	51,400
Investment Banking & Brokerage–0.08%
Morgan Stanley, 6.88%, Series F, Pfd.		5,000	125,250
Regional Banks–0.10%
M&T Bank Corp., 7.50%, Series J, Pfd.		6,570	168,389
Systems Software–0.07%
Oracle Corp., 6.50%, Class D, Conv. Pfd.		2,521	113,470
Total Preferred Stocks (Cost $1,003,005)			1,013,800
Principal Amount
Agency Credit Risk Transfer Notes–0.17%
Fannie Mae Connecticut Avenue Securities, Series 2025-R04, Class 1A1, 4.66% (30 Day Average SOFR + 1.00%), 05/25/2045(b)(c)		$14,488	14,497
Freddie Mac,
Series 2023-DNA1, Class M1, STACR®, 5.76% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(c)		39,264	39,650
Series 2025-DNA4, Class A1, STACR®, 4.56% (30 Day Average SOFR + 0.90%), 10/25/2045(b)(c)		36,563	36,490
Series 2026-DNA2, Class M1, STACR®, 4.87% (30 Day Average SOFR + 1.20%), 03/25/2046(b)(c)		185,000	185,187
Total Agency Credit Risk Transfer Notes (Cost $275,315)			275,824
Non-U.S. Dollar Denominated Bonds & Notes–0.07%(r)
Movies & Entertainment–0.07%
Netflix, Inc., 3.88%, 11/15/2029(b) (Cost $111,565)	EUR	100,000	117,495
Shares
Money Market Funds–5.91%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(s)(t)		3,386,156	3,386,156
Invesco Treasury Portfolio, Institutional Class, 3.56%(s)(t)		6,305,286	6,305,286
Total Money Market Funds (Cost $9,691,442)			9,691,442
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-122.59% (Cost $204,266,310)			201,138,633
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.40%
Invesco Private Government Fund, 3.63%(s)(t)(u)		1,561,066	1,561,066
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.80%(s)(t)(u)	4,023,291	$4,023,693
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,584,759)		5,584,759
TOTAL INVESTMENTS IN SECURITIES–125.99% (Cost $209,851,069)		206,723,392
OTHER ASSETS LESS LIABILITIES—(25.99)%		(42,649,261)
NET ASSETS–100.00%		$164,074,131
Investment Abbreviations:
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
IO	– Interest Only
Pfd.	– Preferred
PO	– Principal Only
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2026 was $85,742,975, which represented 52.26% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2026.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	All or a portion of this security was out on loan at March 31, 2026.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2026.

(i)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
March 31, 2026.

(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(k)	Zero coupon bond issued at a discount.
(l)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(o)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(p)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(q)	This variable rate interest will settle after March 31, 2026, at which time the interest rate will be determined.
(r)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(s)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,288,642	$4,739,950	$(4,642,436)	$-	$-	$3,386,156	$32,566
Invesco Treasury Portfolio, Institutional Class	6,124,189	8,802,765	(8,621,668)	-	-	6,305,286	60,135
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$507,485	$12,322,752	$(11,269,171)	$-	$-	$1,561,066	$9,951*
Invesco Private Prime Fund	1,318,608	26,126,006	(23,420,080)	-	(841)	4,023,693	28,498*
Total	$11,238,924	$51,991,473	$(47,953,355)	$-	$(841)	$15,276,201	$131,150

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(t)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(u)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	97	June-2026	$20,122,195	$(139,565)	$(139,565)
U.S. Treasury Long Bonds	18	June-2026	2,049,750	(36,732)	(36,732)
U.S. Treasury Ultra Bonds	46	June-2026	5,361,875	(150,662)	(150,662)
Subtotal—Long Futures Contracts				(326,959)	(326,959)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	67	June-2026	(7,248,039)	27,852	27,852
U.S. Treasury 10 Year Notes	65	June-2026	(7,218,047)	139,189	139,189
U.S. Treasury 10 Year Ultra Notes	23	June-2026	(2,610,859)	13,561	13,561
Subtotal—Short Futures Contracts				180,602	180,602
Total Futures Contracts				$(146,357)	$(146,357)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
04/28/2026	Canadian Imperial Bank of Commerce	GBP	12,000	USD	16,196	$314
04/28/2026	Goldman Sachs International	EUR	183,000	USD	215,878	4,096
Total Forward Foreign Currency Contracts						$4,410

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$74,307,334	$1,038,280	$75,345,614
Asset-Backed Securities	—	49,079,648	—	49,079,648
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	41,836,846	—	41,836,846
U.S. Treasury Securities	—	22,349,629	—	22,349,629
Variable Rate Senior Loan Interests	—	1,428,335	—	1,428,335
Preferred Stocks	1,013,800	—	—	1,013,800
Agency Credit Risk Transfer Notes	—	275,824	—	275,824
Non-U.S. Dollar Denominated Bonds & Notes	—	117,495	—	117,495
Money Market Funds	9,691,442	5,584,759	—	15,276,201
Total Investments in Securities	10,705,242	194,979,870	1,038,280	206,723,392
Other Investments - Assets*
Futures Contracts	180,602	—	—	180,602
Forward Foreign Currency Contracts	—	4,410	—	4,410
	180,602	4,410	—	185,012
Other Investments - Liabilities*
Futures Contracts	(326,959)	—	—	(326,959)
Total Other Investments	(146,357)	4,410	—	(141,947)
Total Investments	$10,558,885	$194,984,280	$1,038,280	$206,581,445

*	Unrealized appreciation (depreciation).
Invesco V.I. Core Plus Bond Fund